UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22480

Adviser Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2014

Date of reporting period: January 31, 2014

Item 1. Reports to Stockholders.

January 31, 2014

SEMI-ANNUAL REPORT

Adviser Managed Trust

† Tactical Offensive Equity Fund

† Tactical Offensive Fixed Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended July 31, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.8%

Argentina — 0.0%
Arcos Dorados Holdings, Cl A*	37,300	$331

Belgium — 0.3%
Anheuser-Busch InBev*	23,821	2,282
KBC Groep*	18,277	1,081

		3,363

Bermuda — 0.0%
Montpelier Re Holdings*	13,300	371

Brazil — 1.6%
ALL—America Latina Logistica*	108,424	296
AMBEV ADR*	50,800	332
B2W Cia Digital*	52,900	509
Banco do Brasil*	102,000	880
Banco Santander Brasil ADR*	73,500	336
BB Seguridade Participacoes*	22,600	212
BM&FBovespa*	58,200	231
BR Malls Participacoes*	35,900	225
Brasil Insurance Participacoes e Administracao*	30,600	239
Braskem ADR*	26,100	395
BRF ADR*	57,200	1,011
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR*	11,500	440
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	8,200	75
Embraer ADR*	23,639	726
Even Construtora e Incorporadora*	49,200	146
Fibria Celulose*	8,900	99
Fibria Celulose ADR*	60,900	680
Gerdau ADR*	51,400	362
Gol Linhas Aereas Inteligentes ADR*	59,900	235
Hypermarcas*	106,700	672
Itau Unibanco Holding ADR*	152,336	1,865
JBS*	165,700	578
Light*	36,600	288

Description	Shares	Market Value ($ Thousands)
M Dias Branco*	4,100	$140
Natura Cosmeticos*	47,800	775
Petroleo Brasileiro ADR, Cl A*	89,400	1,064
Petroleo Brasileiro ADR*	92,200	1,034
Qualicorp*	24,000	203
Santos Brasil Participacoes*	15,400	104
Telefonica Brasil ADR*	18,300	348
Tim Participacoes ADR*	82,100	2,137
Totvs*	16,300	213
Tractebel Energia*	14,900	212
Vale ADR, Cl B*	141,400	1,783

		18,845

Canada — 0.6%
Alamos Gold*	17,300	159
Canadian National Railway*	31,342	1,676
Imperial Oil*	53,200	2,173
Kodiak Oil & Gas*	30,100	319
Magna International*	12,000	1,018
MDC Partners, Cl A*	19,800	476
Pacific Rubiales Energy*	18,900	287
Potash Corp of Saskatchewan*	35,400	1,109
Silver Wheaton*	4,720	102

		7,319

Chile — 0.1%
Cia Cervecerias Unidas ADR*	12,416	266
ENTEL Chile*	9,242	111
SACI Falabella*	16,500	129
Sociedad Quimica y Minera de Chile ADR*	8,400	209

		715

China — 2.6%
AAC Technologies Holdings*	73,500	318
Agricultural Bank of China, Cl H*	844,000	369
Baidu ADR*	34,065	5,331
Bank of China, Cl H*	2,122,000	899
Changyou.com ADR*	7,400	222
China Communications Construction, Cl H*	346,000	252
China Construction Bank, Cl H*	1,437,000	998
China Lesso Group Holdings*	251,700	156
China Lumena New Materials*	1,228,000	218
China Petroleum & Chemical ADR*	3,510	277
China Petroleum & Chemical, Cl H*	2,280,750	1,815
China Railway Construction, Cl H*	317,500	265
China Railway Group, Cl H*	451,000	200
China Telecom, Cl H*	590,000	275
China Vanke, Cl B*	272,900	448
CNOOC*	1,204,000	1,892
Datang International Power Generation, Cl H*	398,000	159

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2014

Description	Shares	Market Value ($ Thousands)
Great Wall Motor, Cl H*	105,000	$495
Guangzhou R&F Properties*	209,600	278
Huaneng Power International, Cl H*	160,000	149
Industrial & Commercial Bank of China, Cl H*	7,778,927	4,819
New Oriental Education & Technology Group ADR*	10,200	299
PetroChina, Cl H*	2,000	2
PetroChina ADR*	5,000	480
PICC Property & Casualty, Cl H*	156,400	211
Prince Frog International Holdings*	482,000	155
Shimao Property Holdings*	176,500	386
Sihuan Pharmaceutical Holdings Group*	597,000	637
SINA*	26,200	1,708
Sinopec Engineering Group, Cl H*	205,200	266
Sinopharm Group, Cl H*	425,657	1,201
Sohu.com*	15,200	1,106
Tencent Holdings*	27,309	1,911
Tingyi Cayman Islands Holding*	186,000	481
Tsingtao Brewery, Cl H*	82,000	601
Uni-President China Holdings*	577,000	522
WuXi PharmaTech Cayman ADR*	9,400	328
Zhuzhou CSR Times Electric, Cl H*	84,000	261

		30,390

Cyprus — 0.0%
QIWI ADR*	3,300	119

Czech Republic — 0.1%
AVG Technologies*	41,700	692
Komercni Banka*	1,440	311

		1,003

Denmark — 0.4%
Novo Nordisk, Cl B*	118,945	4,708

Finland — 0.1%
Kone, Cl B*	36,456	1,485

France — 2.2%
Air Liquide*	14,534	1,827
AXA*	46,491	1,222
BNP Paribas*	27,479	2,129
Cie Generale des Etablissements Michelin*	19,988	2,111
Credit Agricole*	42,207	568
GDF Suez*	38,919	860
Legrand*	36,001	1,912
LVMH Moet Hennessy Louis Vuitton*	23,442	4,178
Peugeot*	41,309	635
Publicis Groupe*	38,008	3,372

Description	Shares	Market Value ($ Thousands)
Sanofi*	29,250	$2,872
Technip*	20,573	1,755
Total*	29,728	1,697

		25,138

Germany — 1.7%
Adidas*	25,513	2,852
Bayer*	13,268	1,751
Daimler*	35,292	2,957
Deutsche Bank*	60,423	2,924
Fresenius Medical Care & KGaA*	40,952	2,883
Linde*	5,065	960
SAP*	37,703	2,881
Siemens*	22,494	2,850

		20,058

Greece — 0.0%
Folli Follie*	11,933	360

Hong Kong — 1.6%
AIA Group*	681,834	3,139
Bolina Holding*	387,200	174
China Everbright International*	506,100	667
China Medical System Holdings*	205,000	235
China Mengniu Dairy*	273,400	1,259
China Merchants Holdings International*	214,000	728
China Mobile*	356,265	3,397
China Mobile ADR*	44,400	2,124
China State Construction International Holdings*	182,600	331
China Unicom ADR*	23,600	308
CNOOC ADR*	2,900	447
Dongfeng Motor Group, Cl H*	336,000	496
Haier Electronics Group*	190,100	556
Hong Kong Exchanges and Clearing*	174,647	2,742
KWG Property Holding*	202,000	105
Link‡ *	157,000	710
Nine Dragons Paper Holdings*	324,000	277
Shenzhen Investment*	376,000	135
Skyworth Digital Holdings*	520,000	285
Sunny Optical Technology Group*	279,400	228

		18,343

India — 0.5%
Dr Reddy’s Laboratories ADR*	31,600	1,318
ICICI Bank ADR*	13,700	441
Infosys ADR*	9,500	556
Larsen & Toubro GDR*	16,935	266
Mahindra & Mahindra GDR*	13,850	197
Reliance Industries GDR* (A)	69,010	1,815
Tata Motors ADR*	29,800	830

		5,423

2	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

Description	Shares	Market Value ($ Thousands)

Indonesia — 0.1%
AKR Corporindo*	476,000	$172
Bank Rakyat Indonesia Persero*	193,000	132
Indofood Sukses Makmur*	239,500	137
Kalbe Farma*	1,360,000	156
Semen Indonesia Persero*	156,500	182
Tambang Batubara Bukit Asam Persero*	305,500	231
United Tractors*	151,000	239

		1,249

Ireland — 0.9%
Accenture, Cl A*	68,981	5,510
Eaton*	36,879	2,695
Experian*	81,959	1,401
Kenmare Resources*	198,000	57
Ryanair Holdings ADR*	8,900	421
Smurfit Kappa Group*	27,752	651

		10,735

Israel — 0.1%
magicJack VocalTec*	11,100	161
Teva Pharmaceutical Industries ADR*	16,200	723

		884

Italy — 0.3%
Intesa Sanpaolo*	856,121	2,320
Saipem*	52,963	1,243

		3,563

Japan — 3.3%
Bridgestone*	72,704	2,662
FANUC*	14,309	2,353
Hitachi*	202,000	1,569
Japan Exchange Group*	24,080	596
Japan Tobacco*	59,155	1,854
JGC*	28,000	1,075
KDDI*	48,100	2,691
Komatsu*	23,564	496
Kubota*	127,539	1,998
Mitsubishi Estate*	68,141	1,700
Mitsubishi UFJ Financial Group*	766,899	4,685
Nikon*	96,800	1,679
Shin-Etsu Chemical*	35,700	2,017
SoftBank*	33,624	2,494
Sumitomo Mitsui Financial Group*	25,100	1,187
Sumitomo Mitsui Trust Holdings*	651,204	3,161
Toyota Motor*	104,625	6,075

		38,292

Description	Shares	Market Value ($ Thousands)

Kazakhstan — 0.0%
KazMunaiGas Exploration Production GDR*	2,360	$34

Luxembourg — 0.0%
Tenaris ADR*	3,600	160

Macau — 0.1%
Sands China*	145,149	1,119

Malaysia — 0.2%
Axiata Group*	186,100	365
Malayan Banking*	108,200	311
Tenaga Nasional*	329,000	1,160
Top Glove*	183,800	302
UEM Sunrise*	579,600	358
UMW Holdings*	44,400	157

		2,653

Mexico — 0.8%
Alfa, Cl A*	345,800	974
America Movil ADR, Ser L*	30,800	655
Arca Continental*	42,100	231
Cemex ADR*	81,720	1,011
Empresas ICA ADR*	44,100	340
Fibra Uno Administracion‡*	72,500	234
Fomento Economico Mexicano ADR*	8,700	785
Genomma Lab Internacional, Cl B*	84,700	209
Grupo Financiero Banorte, Cl O*	69,200	436
Grupo Financiero Santander Mexico ADR*	19,700	218
Grupo Financiero Santander Mexico, Cl B*	194,100	431
Grupo Televisa ADR*	49,300	1,433
Inmobiliaria Vesta*	86,500	158
Kimberly-Clark de Mexico, Cl A*	209,800	538
Wal-Mart de Mexico*	474,308	1,134

		8,787

Netherlands — 1.6%
Akzo Nobel*	48,662	3,505
ASML Holding*	21,316	1,810
Core Laboratories*	21,558	3,857
ING Groep*	206,991	2,747
LyondellBasell Industries, Cl A*	4,417	348
PostNL*	134,271	754
Reed Elsevier*	166,127	3,425
Royal Dutch Shell, Cl A*	49,302	1,704
Unilever*	27,505	1,028
Vistaprint*	1,000	49

		19,227

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	3

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2014

Description	Shares	Market Value ($ Thousands)

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E*	16,000	$406

Peru — 0.0%
Credicorp*	2,900	383

Philippines — 0.1%
International Container Terminal Services*	121,230	263
Megaworld*	1,821,000	143
RFM*	851,479	100
SM Investments*	8,080	126
SM Prime Holdings*	191,400	66

		698

Poland — 0.2%
Orange Polska*	170,785	569
PGE*	102,201	535
Polski Koncern Naftowy Orlen*	35,257	434
Powszechna Kasa Oszczednosci Bank Polski*	22,369	289
Powszechny Zaklad Ubezpieczen*	6,785	888
Tauron Polska Energia*	95,606	130

		2,845

Puerto Rico — 0.0%
Triple-S Management, Cl B*	13,200	236

Russia — 0.9%
Eurasia Drilling GDR*	8,760	303
Gazprom ADR*	298,660	2,468
Lukoil ADR*	31,568	1,796
Magnit GDR*	6,860	362
MegaFon GDR*	35,239	1,051
Mobile Telesystems ADR*	21,200	366
Rosneft GDR*	91,394	627
Sberbank of Russia ADR*	150,163	1,625
Tatneft OAO ADR*	3,685	122
Yandex, Cl A*	64,611	2,374

		11,094

Singapore — 0.2%
Asian Pay Television Trust*	514,000	308
China Yuchai International*	9,000	191
Sembcorp Industries*	176,000	723
Sembcorp Marine*	250,000	794

		2,016

South Africa — 0.7%
Anglo American Platinum*	6,769	268
AngloGold Ashanti ADR*	7,900	116
ArcelorMittal South Africa*	32,864	112

Description	Shares	Market Value ($ Thousands)
Aspen Pharmacare Holdings*	30,297	$680
Aveng*	47,541	99
AVI*	21,089	97
Bidvest Group*	11,720	259
FirstRand*	331,482	924
Impala Platinum Holdings*	11,222	116
Imperial Holdings*	7,898	130
Liberty Holdings*	15,523	158
Life Healthcare Group Holdings*	91,295	290
MMI Holdings*	68,077	144
MTN Group*	19,720	349
Redefine Properties‡ *	225,885	179
Remgro*	19,981	332
Sanlam*	54,412	232
Sasol*	23,123	1,104
Sasol ADR*	10,700	516
Shoprite Holdings*	18,900	242
Standard Bank Group*	39,445	413
Steinhoff International Holdings*	129,948	533
Vodacom Group*	93,307	981

		8,274

South Korea — 2.4%
CJ*	1,939	216
CJ E&M*	12,086	382
Coway*	9,485	615
Daeduck GDS*	6,680	100
Daesang*	6,210	205
Hana Financial Group*	7,230	276
Hankook Tire*	5,195	299
Hanwha*	12,290	414
Hyosung*	8,959	567
Hyundai Marine & Fire Insurance*	7,130	207
Hyundai Motor*	2,000	438
KB Financial Group ADR*	26,700	896
KCC*	2,767	1,259
Kia Motors*	22,485	1,134
Korea Electric Power*	35,900	1,184
Korea Gas*	2,415	150
KT*	21,920	631
KT ADR*	32,000	453
KT&G*	22,837	1,615
LG Display ADR*	24,100	283
LG Electronics*	6,006	371
Lock & Lock*	12,100	251
Lotte Chilsung Beverage*	385	583
Lotte Confectionery*	461	801
Meritz Fire & Marine Insurance*	6,260	88
Partron*	6,493	83
Samsung Electronics*	5,090	6,087
Samsung Life Insurance*	5,537	535
SFA Engineering*	7,078	300
Shinhan Financial Group*	13,460	574
SK Holdings*	3,714	625

4	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

Description	Shares	Market Value ($ Thousands)
SK Hynix*	26,710	$945
SK Telecom*	8,929	1,806
SK Telecom ADR*	109,200	2,396
Sung Kwang Bend*	10,205	219
Woori Finance Holdings*	44,730	516

		27,504

Spain — 0.5%
Amadeus IT Holding, Cl A*	37,692	1,492
Banco Bilbao Vizcaya Argentaria*	253,168	3,025
Cemex Latam Holdings*	69,161	462
Tecnicas Reunidas*	20,712	1,090

		6,069

Sweden — 0.3%
Hennes & Mauritz, Cl B*	56,081	2,419
Skandinaviska Enskilda Banken, Cl A*	85,269	1,102

		3,521

Switzerland — 2.7%
ABB*	51,525	1,287
Clariant*	24,907	471
Givaudan*	953	1,412
Julius Baer Group*	37,549	1,826
Nestle*	32,163	2,337
Novartis*	85,851	6,806
Pentair*	5,851	435
Roche Holding*	23,224	6,393
Syngenta*	5,395	1,913
Transocean*	48,715	2,108
UBS*	215,788	4,287
Zurich Insurance Group*	6,392	1,858

		31,133

Taiwan — 1.1%
Advanced Semiconductor Engineering ADR*	91,400	413
AU Optronics ADR*	219,400	606
China Steel Chemical*	30,000	166
Compal Electronics*	544,000	408
Hermes Microvision*	5,000	148
Hon Hai Precision Industry*	848,100	2,377
Inventec*	488,000	450
MediaTek*	116,900	1,545
Mitac Holdings*	426,300	371
Novatek Microelectronics*	68,000	273
Pou Chen*	423,000	586
Taiwan Cement*	193,000	282
Taiwan Semiconductor Manufacturing*	306,000	1,061
Taiwan Semiconductor Manufacturing ADR*	213,100	3,606

Description	Shares	Market Value ($ Thousands)
United Microelectronics*	875,000	$357

		12,649

Thailand — 0.3%
Bangchak Petroleum*	313,500	254
Bangkok Bank*	79,400	413
Bangkok Dusit Medical Services*	52,900	189
CP ALL*	176,800	210
PTT*	125,400	1,048
Sansiri*	4,376,300	240
Siam Cement*	11,721	144
Thai Airways International*	336,100	144
Thanachart Capital*	301,400	283

		2,925

Turkey — 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii*	45,839	464
Emlak Konut Gayrimenkul Yatirim Ortakligi‡*	207,700	198
Ford Otomotiv Sanayi*	15,912	139
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Cl D*	215,341	92
Koza Altin Isletmeleri*	6,400	55
Tupras Turkiye Petrol Rafinerileri*	5,303	87
Turk Hava Yollari*	140,556	419
Turk Traktor ve Ziraat Makineleri*	10,607	244
Turkcell Iletisim Hizmetleri ADR*	25,800	321
Turkiye Garanti Bankasi*	35,700	94

		2,113

United Arab Emirates — 0.0%
Dragon Oil*	33,230	322

United Kingdom — 4.3%
Afren*	136,810	334
Anglo American ADR*	12,800	150
ARM Holdings*	53,761	826
Aviva*	279,182	2,042
Balfour Beatty*	173,504	832
Barclays*	488,674	2,189
BG Group*	79,618	1,337
British American Tobacco*	49,862	2,390
Burberry Group*	69,769	1,660
Carnival*	80,487	3,308
Delphi Automotive*	7,200	438
Hikma Pharmaceuticals*	12,380	244
HSBC Holdings*	409,692	4,271
International Consolidated Airlines Group*	254,416	1,742
Kingfisher*	538,550	3,271
Lloyds Banking Group*	1,500,268	2,054
Michael Page International*	122,317	895
Pearson*	67,091	1,226

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	5

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2014

Description	Shares	Market Value ($ Thousands)
Reckitt Benckiser Group*	42,321	$3,174
Rexam*	155,004	1,256
Rio Tinto*	19,116	1,019
Rolls-Royce Holdings*	208,145	4,061
SABMiller*	50,373	2,266
Standard Chartered*	133,230	2,715
Tesco*	240,562	1,267
Vodafone Group*	620,534	2,310
WPP*	130,292	2,734

		50,011

United States — 61.7%

Consumer Discretionary — 7.0%
Abercrombie & Fitch, Cl A*	3,517	124
Advance Auto Parts*	16,945	1,945
Amazon.com*	3,742	1,342
American Public Education*	8,100	343
Apollo Education Group, Cl A*	13,351	431
Arctic Cat*	6,400	271
AutoZone*	7,195	3,562
Bally Technologies*	4,900	359
bebe stores*	7,300	36
Best Buy*	12,000	282
Big 5 Sporting Goods*	28,700	492
Biglari Holdings*	550	240
Bravo Brio Restaurant Group*	13,800	206
Brown Shoe*	19,700	466
Capella Education*	10,700	668
Career Education*	52,500	286
Carmike Cinemas*	6,100	165
Carriage Services, Cl A*	8,900	190
Carter’s*	3,900	262
Cato, Cl A*	11,400	319
CBS, Cl B*	8,700	511
CEC Entertainment*	6,800	367
Chico’s FAS*	10,955	182
Coach*	5,795	278
Comcast, Cl A*	91,210	4,825
Core-Mark Holding*	5,800	439
Cracker Barrel Old Country Store*	1,000	99
Crocs*	9,700	149
Deckers Outdoor*	3,005	234
Denny’s*	47,100	323
Dex Media*	27,600	167
Diamond Resorts International*	21,715	380
DIRECTV*	7,430	516
Discovery Communications, Cl A*	5,029	401
Drew Industries*	7,100	341
Entravision Communications, Cl A*	88,100	531
Expedia*	1,860	121
Express*	8,500	147
Fiesta Restaurant Group*	500	21
Foot Locker*	22,700	876
Ford Motor*	37,214	557

Description	Shares	Market Value ($ Thousands)
Fossil Group*	23,682	$2,648
Fox Factory Holding*	1,955	32
Francesca’s Holdings*	14,145	269
Fred’s, Cl A*	8,400	147
Fuel Systems Solutions*	21,800	268
GameStop, Cl A*	3,280	115
Gap*	19,400	739
G-III Apparel Group*	1,900	133
Gray Television*	30,800	350
Groupon, Cl A*	23,303	244
Hanesbrands*	6,500	462
Hasbro*	8,330	409
Haverty Furniture*	10,600	295
Helen of Troy*	13,400	738
hhgregg*	16,700	138
Home Depot*	14,672	1,128
Houghton Mifflin Harcourt*	6,400	123
Hovnanian Enterprises, Cl A*	32,300	195
Hyatt Hotels, Cl A*	10,500	502
Iconix Brand Group*	9,685	360
Jack in the Box*	1,900	96
Jarden*	5,500	332
JC Penney*	7,120	42
Kohl’s*	13,570	687
Las Vegas Sands*	15,111	1,156
La-Z-Boy, Cl Z*	2,200	59
Lear*	27,405	1,982
Liberty Global, Cl A*	27,566	2,203
Liberty Interactive, Cl A*	11,100	296
Liberty Ventures, Ser A*	2,225	258
LifeLock*	26,365	538
Loral Space & Communications*	5,700	424
Lowe’s*	12,400	574
Lululemon Athletica*	34,389	1,571
M/I Homes*	3,000	74
Macy’s*	94,515	5,028
Malibu Boats, Cl A*	2,900	14
Mattel*	8,500	322
Matthews International, Cl A*	9,140	389
McDonald’s*	1,908	180
Michael Kors Holdings*	4,101	328
Modine Manufacturing*	52,580	689
Movado Group*	5,400	204
Multimedia Games Holding*	10,800	343
Murphy USA*	1,267	49
NACCO Industries, Cl A*	2,100	124
National CineMedia*	10,900	204
Nautilus*	8,800	75
NIKE, Cl B*	7,300	532
Nutrisystem*	17,900	255
Omnicom Group*	6,200	450
Orbitz Worldwide*	54,100	390
Orient-Express Hotels, Cl A*	6,200	88
Overstock.com*	18,500	390

6	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

Description	Shares	Market Value ($ Thousands)
PetMed Express*	34,100	$451
Popeyes Louisiana Kitchen*	18,300	737
priceline.com*	618	708
PVH*	2,051	248
Red Robin Gourmet Burgers*	5,700	367
Ross Stores*	25,780	1,751
Ruth’s Hospitality Group*	35,900	470
Scholastic*	2,000	66
Service International*	16,100	285
Skullcandy*	15,400	112
Sonic*	14,600	260
Standard Motor Products*	11,400	373
Starbucks*	69,394	4,935
Starwood Hotels & Resorts Worldwide*	5,000	374
Steiner Leisure*	6,500	319
Steven Madden*	10,940	357
Stoneridge*	18,500	211
Target*	6,000	340
Taylor Morrison Home, Cl A*	16,280	344
Tempur Sealy International*	2,707	133
Tenneco*	6,730	383
Texas Roadhouse, Cl A*	7,500	182
Tiffany*	4,445	370
Time Warner*	10,199	641
Time Warner Cable*	4,367	582
TJX*	16,100	923
Twenty-First Century Fox, Cl A*	19,880	633
Viacom, Cl B*	80,915	6,643
Visteon*	6,100	494
Walt Disney*	16,200	1,176
Wet Seal, Cl A*	127,000	304
Whirlpool*	2,500	333
Winnebago Industries*	7,800	187
Yum! Brands*	46,288	3,108
Zagg*	27,400	116

		82,011

Consumer Staples — 4.3%
Altria Group*	60,200	2,120
Andersons*	9,300	769
Archer-Daniels-Midland*	17,400	687
Avon Products*	24,700	368
Beam*	4,600	383
Bunge*	3,445	261
Chiquita Brands International*	42,800	453
Coca-Cola*	34,893	1,320
Colgate-Palmolive*	12,400	759
Costco Wholesale*	34,176	3,840
CVS Caremark*	49,651	3,362
Estee Lauder, Cl A*	54,150	3,722
Fresh Del Monte Produce*	29,600	783
General Mills*	10,639	511
Green Mountain Coffee Roasters*	5,031	408

Description	Shares	Market Value ($ Thousands)
Hershey*	12,800	$1,272
Inter Parfums*	1,700	55
J&J Snack Foods*	600	53
Kimberly-Clark*	5,900	645
Kraft Foods Group*	9,400	492
Kroger*	52,351	1,890
Lancaster Colony*	1,400	122
Lorillard*	44,900	2,210
Mead Johnson Nutrition, Cl A*	58,195	4,475
Medifast*	11,200	297
Molson Coors Brewing, Cl B*	80,825	4,255
Mondelez International, Cl A*	21,200	694
Nu Skin Enterprises, Cl A*	4,100	349
PepsiCo*	14,100	1,133
Philip Morris International*	10,671	834
Pilgrim’s Pride*	38,200	639
Procter & Gamble*	22,543	1,727
Rite Aid*	94,500	524
Sanderson Farms*	8,400	625
SUPERVALU*	9,700	56
Sysco*	46,840	1,643
USANA Health Sciences*	7,800	467
Walgreen*	10,100	579
Wal-Mart Stores*	16,800	1,255
Whole Foods Market*	86,953	4,544

		50,581

Energy — 6.3%
Alpha Natural Resources*	48,400	275
Anadarko Petroleum*	4,291	346
Apache*	4,341	348
Athlon Energy*	13,385	408
Baker Hughes*	13,050	739
Bristow Group*	4,800	345
Cabot Oil & Gas*	11,420	457
Cameron International*	3,710	222
Carrizo Oil & Gas*	2,400	99
Chesapeake Energy*	12,708	342
Chevron*	93,569	10,445
Cloud Peak Energy*	1,400	26
ConocoPhillips*	34,323	2,229
CONSOL Energy*	86,192	3,219
Delek US Holdings*	3,300	100
Devon Energy*	6,300	373
Diamond Offshore Drilling*	10,800	524
Dresser-Rand Group*	5,355	305
EOG Resources*	3,446	569
EP Energy, Cl A*	20,000	344
EPL Oil & Gas*	9,200	247
Exxon Mobil*	108,668	10,015
FMC Technologies*	79,203	3,916
Forest Oil*	95,600	292
Frank’s International*	15,865	372
GasLog*	3,800	80

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	7

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2014

Description	Shares	Market Value ($ Thousands)
Green Plains Renewable Energy*	24,100	$537
Halliburton*	27,700	1,358
Helix Energy Solutions Group*	3,200	65
ION Geophysical*	38,400	116
Marathon Oil*	54,457	1,786
Marathon Petroleum*	9,900	862
Matador Resources*	18,100	352
Matrix Service*	17,200	452
Murphy Oil*	19,270	1,091
National Oilwell Varco*	6,604	495
Newpark Resources*	48,400	550
Occidental Petroleum*	53,252	4,663
Parker Drilling*	28,700	214
Peabody Energy*	95,899	1,635
Phillips 66*	7,271	531
Pioneer Energy Services*	28,200	236
QEP Resources*	4,760	147
Quicksilver Resources*	35,800	111
Renewable Energy Group*	65,500	656
Rosetta Resources*	800	34
SandRidge Energy*	32,071	197
Schlumberger*	143,823	12,595
Scorpio Tankers*	24,600	246
Ship Finance International*	3,400	58
SM Energy*	18,700	1,548
Solazyme*	15,855	206
Southwestern Energy*	7,603	309
Stone Energy*	2,500	77
Synergy Resources*	34,900	302
Tesco*	32,200	680
TETRA Technologies*	5,600	58
Triangle Petroleum*	46,600	355
Ultra Petroleum*	10,092	242
Vaalco Energy*	67,400	406
Valero Energy*	50,400	2,575
Western Refining*	4,000	156
Willbros Group*	33,800	282
Williams*	12,000	486

		73,306

Financials — 11.0%
Aflac*	6,539	411
Agree Realty‡ *	13,000	372
Allied World Assurance Holdings*	7,100	731
Allstate*	41,300	2,115
Altisource Residential‡ *	10,500	315
Ambac Financial Group*	39,000	914
American Campus Communities‡ *	5,486	191
American Equity Investment Life Holding*	23,530	516
American Express*	69,120	5,877
American Financial Group*	10,900	599
American International Group*	62,700	3,007
American Tower, Cl A‡*	6,356	514

Description	Shares	Market Value ($ Thousands)
Ameriprise Financial*	10,700	$1,130
AMERISAFE*	5,900	244
Apartment Investment & Management, Cl A‡*	19,000	531
Arch Capital Group*	7,226	389
Argo Group International Holdings*	16,180	728
Arlington Asset Investment, Cl A*	18,900	496
Ashford Hospitality Trust‡*	26,500	249
Aspen Insurance Holdings*	6,730	262
Associated Estates Realty‡*	800	13
Assurant*	27,600	1,804
AvalonBay Communities‡*	1,859	230
Bank of America*	421,164	7,054
Bank of New York Mellon*	16,263	520
Banner*	5,200	192
Berkshire Hathaway, Cl B*	16,066	1,793
BGC Partners, Cl A*	46,800	301
BlackRock, Cl A*	2,033	611
BlackRock Kelso Capital*	38,300	356
Capital Bank Financial, Cl A*	11,100	256
Capital One Financial*	29,900	2,111
Cardinal Financial*	22,400	382
CBL & Associates Properties‡*	28,900	491
CBRE Group, Cl A*	27,600	732
Cedar Realty Trust‡*	32,000	202
Charles Schwab*	210,214	5,218
Chatham Lodging Trust‡*	20,600	431
Chesapeake Lodging Trust‡*	14,100	343
Chubb*	22,000	1,860
Citigroup*	155,175	7,360
CNO Financial Group*	8,400	142
CoreSite Realty‡*	11,300	347
Cousins Properties‡*	18,800	202
Credit Acceptance*	3,300	455
CyrusOne‡*	3,000	65
Discover Financial Services*	49,100	2,634
Douglas Emmett‡*	9,700	247
East West Bancorp*	13,940	466
Employers Holdings*	12,200	300
Equity Lifestyle Properties‡*	18,000	708
Evercore Partners, Cl A*	2,700	151
Everest Re Group*	12,200	1,766
Excel Trust‡*	2,700	31
Extra Space Storage‡*	19,630	896
Fifth Third Bancorp*	98,100	2,062
First Cash Financial Services*	1,000	49
First Citizens BancShares, Cl A*	1,186	262
First Commonwealth Financial*	25,500	209
First Interstate Bancsystem, Cl A*	11,600	298
First Midwest Bancorp*	37,600	600
First Potomac Realty Trust‡*	6,500	85
Geo Group‡*	9,000	301
Goldman Sachs Group*	7,343	1,205
Government Properties Income Trust‡*	2,100	52

8	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

Description	Shares	Market Value ($ Thousands)
Hanmi Financial*	28,100	$606
Hartford Financial Services Group*	83,735	2,784
HCC Insurance Holdings*	8,795	377
HCI Group*	3,000	128
Hercules Technology Growth Capital*	1,200	19
HFF, Cl A*	11,400	337
Home Properties‡*	6,100	340
HomeStreet*	5,300	95
Horace Mann Educators*	24,600	686
Huntington Bancshares*	16,740	152
Infinity Property & Casualty*	3,500	247
Inland Real Estate‡*	60,700	640
IntercontinentalExchange Group*	19,581	4,088
International Bancshares*	3,300	77
Investment Technology Group*	30,600	505
Jones Lang LaSalle*	7,855	898
JPMorgan Chase*	105,810	5,858
KeyCorp*	105,938	1,352
Kilroy Realty‡*	15,115	798
Kite Realty Group Trust‡*	4,300	28
Lexington Realty Trust‡*	10,705	116
Liberty Property Trust‡*	5,000	182
Lincoln National*	18,451	886
Loews*	7,585	338
LTC Properties‡*	6,900	262
Maiden Holdings*	17,800	195
Marsh & McLennan*	10,300	471
MB Financial*	3,000	84
McGraw Hill Financial*	13,821	1,051
Meadowbrook Insurance Group*	5,400	33
MetLife*	9,062	444
MGIC Investment*	22,100	188
Morgan Stanley*	35,300	1,042
National Health Investors‡*	1,000	63
National Penn Bancshares*	2,600	27
NBT Bancorp*	12,600	303
Nelnet, Cl A*	10,900	406
New Mountain Finance*	30,100	445
Northfield Bancorp*	15,000	186
Old Republic International*	20,341	318
Oritani Financial*	3,900	61
PacWest Bancorp*	14,250	572
PennantPark Investment*	14,200	161
Pennsylvania‡*	1,800	34
PICO Holdings*	4,400	104
Pinnacle Financial Partners*	10,400	339
Piper Jaffray*	7,400	291
Platinum Underwriters Holdings*	18,900	1,074
PNC Financial Services Group*	24,100	1,925
Popular*	10,062	266
Potlatch‡*	7,200	288
Primerica*	1,900	80
Progressive*	14,200	330
Prospect Capital*	21,000	228

Description	Shares	Market Value ($ Thousands)
Provident Financial Services*	8,100	$140
Prudential Financial*	6,540	552
PS Business Parks‡*	2,100	165
Public Storage‡*	4,200	662
Ramco-Gershenson Properties Trust‡*	36,900	589
Realogy Holdings*	17,835	813
Regency Centers‡*	5,000	241
Regions Financial*	174,080	1,770
Reinsurance Group of America, Cl A*	7,155	534
Retail Opportunity Investments‡*	12,900	187
RLJ Lodging Trust‡*	35,800	894
Rouse Properties‡*	13,400	234
Sabra Health Care‡*	22,000	636
Select Income‡*	9,900	273
Senior Housing Properties Trust‡*	7,600	171
Signature Bank NY*	3,260	398
Silver Bay Realty Trust‡*	3,600	57
Simon Property Group‡*	6,552	1,015
SLM*	24,180	550
Solar Capital*	2,600	58
Sovran Self Storage‡*	1,000	68
Spirit Realty Capital‡*	20,537	218
Springleaf Holdings, Cl A*	18,250	437
STAG Industrial‡*	24,300	521
StanCorp Financial Group*	5,638	362
Starwood Property Trust‡*	2,200	66
State Street*	8,499	569
Stewart Information Services*	3,200	104
Strategic Hotels & Resorts‡*	5,700	53
Summit Hotel Properties‡*	38,100	339
SunTrust Banks*	11,800	437
Susquehanna Bancshares*	2,200	24
Symetra Financial*	8,500	163
T Rowe Price Group*	5,000	392
TCP Capital*	21,300	369
THL Credit*	28,000	443
TICC Capital*	36,700	372
Travelers*	30,100	2,447
Two Harbors Investment‡*	25,599	252
Umpqua Holdings*	700	12
United Community Banks*	40,600	677
Unum Group*	11,736	378
US Bancorp*	20,400	810
Virtus Investment Partners*	1,800	328
Waddell & Reed Financial, Cl A*	33,570	2,176
Webster Financial*	10,000	303
Weingarten Realty Investors‡*	8,400	244
Wells Fargo*	137,594	6,239
Winthrop Realty Trust‡*	11,400	131
Wintrust Financial*	9,970	437
WisdomTree Investments*	29,300	414

		127,916

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	9

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2014

Description	Shares	Market Value ($ Thousands)

Health Care — 9.2%
Abbott Laboratories*	19,200	$704
AbbVie*	17,025	838
AcelRx Pharmaceuticals*	14,000	160
Achillion Pharmaceuticals*	99,300	329
Acorda Therapeutics*	10,300	302
Addus HomeCare*	18,800	444
Alexion Pharmaceuticals*	3,123	496
Allergan*	4,495	515
AMAG Pharmaceuticals*	12,600	271
Amedisys*	12,200	184
AmerisourceBergen, Cl A*	25,100	1,687
Amgen*	39,986	4,756
AMN Healthcare Services*	29,100	440
Analogic*	2,300	220
Aratana Therapeutics*	10,600	228
Array BioPharma*	16,500	79
ArthroCare*	11,300	513
AVANIR Pharmaceuticals, Cl A*	58,300	219
Baxter International*	9,590	655
Biogen Idec*	7,800	2,439
Bristol-Myers Squibb*	53,855	2,691
Brookdale Senior Living, Cl A*	12,195	335
Cadence Pharmaceuticals*	39,300	432
Cambrex*	30,000	563
Cantel Medical*	7,850	249
Cardinal Health*	28,500	1,939
Cardiovascular Systems*	12,500	424
CareFusion*	17,420	710
Celgene*	14,089	2,141
Cigna*	25,200	2,175
Computer Programs & Systems*	5,400	361
CONMED*	15,000	629
Covance*	34,263	3,240
Covidien*	7,500	512
DaVita HealthCare Partners*	54,916	3,566
Depomed*	52,200	626
Eli Lilly*	7,953	430
Emergent Biosolutions*	18,900	452
Ensign Group*	8,300	348
Express Scripts Holding*	104,583	7,811
Five Star Quality Care*	27,500	149
GenMark Diagnostics*	2,600	34
Gentiva Health Services*	29,300	333
Gilead Sciences*	87,641	7,068
Greatbatch*	6,600	281
GTx*	51,800	94
Haemonetics*	7,740	293
Hanger*	2,100	71
HealthSouth*	7,500	233
Hi-Tech Pharmacal*	1,800	78
Humana*	13,500	1,314
ICU Medical*	14,100	910
Impax Laboratories*	17,300	400

Description	Shares	Market Value ($ Thousands)
Intrexon*	6,300	$211
Intuitive Surgical*	11,732	4,782
Invacare*	10,300	208
Johnson & Johnson*	54,078	4,784
Kindred Healthcare*	4,500	85
LifePoint Hospitals*	5,324	282
Magellan Health Services*	12,011	719
McKesson*	34,395	5,999
Medtronic*	12,750	721
Merck*	27,334	1,448
Meridian Bioscience*	9,300	212
Merit Medical Systems*	1,100	16
Momenta Pharmaceuticals*	20,200	362
MWI Veterinary Supply*	3,800	708
Nektar Therapeutics*	24,600	335
Neurocrine Biosciences*	45,000	769
NPS Pharmaceuticals*	8,000	286
NuVasive*	1,400	52
Omnicare*	36,538	2,282
Omnicell*	7,500	194
Orthofix International*	17,700	364
Pfizer*	236,055	7,176
PharMerica*	17,400	424
Prestige Brands Holdings*	5,200	157
Providence Service*	8,700	230
Puma Biotechnology*	3,600	426
Questcor Pharmaceuticals*	2,400	161
Quintiles Transnational Holdings*	10,415	496
Regeneron Pharmaceuticals*	1,300	375
Repligen*	46,900	726
Rigel Pharmaceuticals*	95,600	290
Sirona Dental Systems*	8,427	606
Spectranetics*	3,100	81
St. Jude Medical*	5,689	345
STERIS*	1,500	69
SurModics*	8,100	197
Symmetry Medical*	18,600	181
Teleflex*	3,100	290
TESARO*	16,100	507
Thermo Fisher Scientific*	16,360	1,884
United Therapeutics*	16,000	1,642
UnitedHealth Group*	52,165	3,770
Vertex Pharmaceuticals*	21,885	1,730
WellCare Health Plans*	4,000	260
WellPoint*	20,721	1,782
Zoetis, Cl A*	68,231	2,071

		107,066

Industrials — 7.4%
3M*	6,140	787
AAON*	7,700	228
AAR*	23,500	626
ACCO Brands*	45,420	264
Actuant, Cl A*	8,680	297

10	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

Description	Shares	Market Value ($ Thousands)
ADT*	2,400	$72
AECOM Technology*	9,333	268
Air Lease, Cl A*	16,285	513
Aircastle*	18,900	357
Alaska Air Group*	4,150	328
Albany International, Cl A*	10,500	363
Alliant Techsystems*	17,133	2,462
Altra Industrial Motion*	12,675	397
American Airlines Group*	26,185	878
American Science & Engineering*	3,500	239
American Woodmark*	8,000	281
Apogee Enterprises*	6,100	206
Arkansas Best*	7,500	257
Astronics, Cl B*	1,060	64
Astronics*	6,300	382
Barrett Business Services*	6,300	494
BE Aerospace*	4,130	328
Boeing*	6,008	753
Builders FirstSource*	7,400	60
Caterpillar*	1,914	180
CIRCOR International*	5,700	411
Clean Harbors*	6,795	381
Coleman Cable	9,100	239
Cummins*	3,200	406
Danaher*	67,393	5,013
Deere*	3,706	319
Delta Air Lines*	15,652	479
DXP Enterprises*	1,400	134
Dycom Industries*	8,900	248
Echo Global Logistics*	18,760	381
EMCOR Group*	11,055	470
Emerson Electric*	8,092	534
EnerNOC*	18,600	417
Engility Holdings*	10,200	391
Equifax*	4,800	336
Erickson Air-Crane*	1,300	25
Esterline Technologies*	900	93
Exelis*	55,255	1,082
Exponent*	4,400	318
FedEx*	4,294	572
Fluor*	65,245	4,956
G&K Services, Cl A*	8,200	458
General Cable*	3,608	103
General Electric*	171,132	4,301
Gibraltar Industries*	9,500	170
H&E Equipment Services*	1,300	39
Honeywell International*	42,186	3,849
Huntington Ingalls Industries*	19,500	1,853
Huron Consulting Group*	5,200	344
Hyster-Yale Materials Handling, Cl A*	8,200	703
ICF International*	9,500	320
Illinois Tool Works*	6,600	521
Insperity*	8,600	284
Jacobs Engineering Group*	5,746	349

Description	Shares	Market Value ($ Thousands)
John Bean Technologies*	14,900	$460
Joy Global*	30,235	1,596
Kelly Services, Cl A*	1,500	36
Kennametal*	7,140	309
Kforce*	14,700	267
Kratos Defense & Security Solutions*	35,700	258
L-3 Communications Holdings, Cl 3*	19,000	2,110
Lennox International*	4,200	364
Lockheed Martin*	8,581	1,295
Manpowergroup*	5,258	410
Masco*	11,007	233
MasTec*	12,635	454
Mine Safety Appliances*	1,000	50
Mistras Group*	3,200	75
Mueller Industries*	3,200	199
Mueller Water Products, Cl A*	29,700	258
MYR Group*	11,900	298
Navigant Consulting*	24,500	430
Norcraft*	12,525	216
Norfolk Southern*	5,800	537
Northrop Grumman*	23,503	2,716
Orbital Sciences*	16,700	408
Oshkosh*	14,602	791
PACCAR*	7,225	405
Performant Financial*	43,900	374
PGT*	53,300	569
Pike*	23,300	246
PowerSecure International*	22,300	430
Precision Castparts*	1,737	442
Primoris Services*	4,900	156
Quanta Services*	13,170	411
Raytheon*	30,957	2,943
Republic Airways Holdings*	11,200	110
Roper Industries*	27,285	3,745
RPX*	19,500	316
RR Donnelley & Sons*	17,595	325
Saia*	13,950	470
Southwest Airlines*	27,400	574
Spirit Airlines*	7,900	371
Standex International*	5,500	313
Stanley Black & Decker*	3,701	286
Steelcase, Cl A*	6,800	100
Stericycle*	33,399	3,910
Taser International*	46,500	747
Toro*	10,965	695
Trex*	800	56
Trimas*	10,655	371
TrueBlue*	14,500	356
Tutor Perini*	13,600	307
Tyco International*	73,575	2,979
UniFirst*	1,400	148
Union Pacific*	8,291	1,445
United Continental Holdings*	8,692	398
United Parcel Service, Cl B*	7,059	672

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	11

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2014

Description	Shares	Market Value ($ Thousands)
United Technologies*	39,441	$4,497
URS*	5,700	286
Viad*	4,400	116
Waste Management*	9,800	409
Woodward*	3,990	171
Xylem*	9,566	319
YRC Worldwide*	4,800	105

		85,926

Information Technology — 12.1%
Adobe Systems*	8,729	517
Advanced Energy Industries*	13,100	358
Alliance Data Systems*	1,800	431
Ambarella*	11,900	381
Amdocs*	17,900	774
Amphenol, Cl A*	49,412	4,293
ANSYS*	26,386	2,072
Apple*	38,091	19,068
Applied Micro Circuits*	11,500	116
Arrow Electronics*	21,264	1,093
Aspen Technology*	2,900	132
ATMI*	12,300	340
Audience*	9,700	110
Automatic Data Processing*	7,833	600
Avnet*	8,700	357
Benchmark Electronics*	14,100	320
Blackhawk Network Holdings, Cl A*	19,390	510
Blucora*	15,900	407
Brightcove*	29,700	319
BroadSoft*	2,800	86
Brooks Automation*	26,900	273
CA*	24,900	799
Cabot Microelectronics*	3,900	157
CalAmp*	8,100	239
Calix*	48,100	381
Ceva*	5,400	94
Checkpoint Systems*	15,900	212
Cisco Systems*	145,491	3,188
Citrix Systems*	17,885	967
Cognizant Technology Solutions, Cl A*	25,210	2,443
comScore*	23,600	647
Comverse*	9,200	332
Constant Contact*	6,200	167
Convergys*	3,300	67
Corning*	21,861	376
CSG Systems International*	13,500	404
Demand Media*	9,800	57
Demandware*	6,400	408
Dice Holdings*	8,000	56
Digital River*	18,800	330
eBay*	7,645	407
Electronic Arts*	11,027	291
Ellie Mae*	4,900	128

Description	Shares	Market Value ($ Thousands)
EMC*	168,516	$4,085
Emulex*	33,800	249
Entropic Communications*	18,400	77
Envestnet*	4,900	209
Equinix*	1,434	266
ExlService Holdings*	18,300	460
Extreme Networks*	130,800	957
Fabrinet*	18,600	344
Facebook, Cl A*	4,867	305
FARO Technologies*	2,900	150
Finisar*	11,400	270
FLIR Systems*	16,580	526
FormFactor*	39,700	256
Forrester Research*	4,800	180
Genpact*	132,738	2,253
Global Cash Access Holdings*	47,400	402
Google, Cl A*	10,564	12,476
Harmonic*	80,300	527
Hewlett-Packard*	18,693	542
Hutchinson Technology*	21,300	81
iGATE*	4,400	148
Immersion*	26,300	308
Imperva*	2,800	154
Informatica*	5,880	237
Ingram Micro, Cl A*	87,571	2,191
Insight Enterprises*	15,400	325
Intel*	150,359	3,690
Interactive Intelligence Group*	900	68
InterDigital*	11,095	319
International Business Machines*	5,464	965
Intuit*	5,114	375
Ixia*	4,500	58
j2 Global*	8,730	396
Juniper Networks*	8,619	229
KLA-Tencor*	2,457	151
Lam Research*	17,100	865
Lattice Semiconductor*	80,400	465
LinkedIn, Cl A*	553	119
Littelfuse*	3,435	307
Manhattan Associates*	12,000	405
Marvell Technology Group*	92,100	1,375
MasterCard, Cl A*	46,050	3,485
Maxwell Technologies*	35,500	290
Mentor Graphics*	2,300	48
MercadoLibre*	9,136	882
Methode Electronics*	8,900	300
Micron Technology*	16,545	381
Microsoft*	54,352	2,057
Model N*	9,100	90
Monotype Imaging Holdings*	19,200	560
Motorola Solutions*	6,019	384
Move*	31,100	440
National Instruments*	71,425	2,071
NetApp*	77,845	3,296

12	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

Description	Shares	Market Value ($ Thousands)
Netscout Systems*	20,565	$726
NeuStar, Cl A*	2,950	100
NIC*	6,600	143
NVIDIA*	20,159	316
ON Semiconductor*	52,662	440
Oracle*	24,787	915
Palo Alto Networks*	4,212	250
Pegasystems*	1,600	73
Photronics*	3,700	31
PMC - Sierra*	37,080	243
Polycom*	12,779	152
Proofpoint*	8,000	324
PROS Holdings*	8,000	304
QLogic*	5,700	66
QUALCOMM*	109,753	8,146
Red Hat*	28,575	1,614
Responsys*	2,600	70
Rogers*	1,300	79
Rosetta Stone*	11,000	122
Rovi*	8,662	184
Salesforce.com*	71,354	4,319
SanDisk*	16,200	1,127
Sanmina*	12,600	211
Sapient*	5,800	93
ScanSource*	3,400	128
ServiceNow*	4,657	295
Silicon Graphics International*	17,000	221
Silicon Image*	70,800	396
Spansion, Cl A*	2,800	42
SS&C Technologies Holdings*	5,345	207
Stamps.com*	18,300	722
Sykes Enterprises*	6,800	143
Symantec*	13,867	297
Synaptics*	4,915	287
SYNNEX*	1,500	84
Synopsys*	20,600	821
Tech Data*	3,269	176
TeleTech Holdings*	1,800	39
Teradyne*	10,870	204
Texas Instruments*	51,959	2,203
TIBCO Software*	42,630	908
TiVo*	6,300	78
Tyler Technologies*	700	74
Ubiquiti Networks*	3,100	128
Unisys*	4,300	147
United Online*	19,985	242
ValueClick*	3,000	64
Virtusa*	6,700	230
Visa, Cl A*	48,322	10,410
Vocus*	13,400	164
Web.com Group*	10,595	358
Western Digital*	25,553	2,202
Xilinx*	10,810	502
Xoom*	9,400	257
Yahoo!*	48,996	1,765

Description	Shares	Market Value ($ Thousands)
Yelp, Cl A*	2,200	$167
Zynga, Cl A*	57,589	253

		141,018

Materials — 2.3%
A Schulman*	14,900	506
Advanced Emissions Solutions*	5,500	275
AEP Industries*	6,000	264
AK Steel Holding*	15,700	111
AM Castle*	12,500	171
Aptargroup*	4,578	292
Calgon Carbon*	5,500	112
Carpenter Technology*	3,690	214
Celanese, Cl A*	4,588	232
Century Aluminum*	3,900	46
CF Industries Holdings*	4,200	970
Chemtura*	3,100	78
Cliffs Natural Resources*	12,900	249
Domtar*	4,200	451
Dow Chemical*	14,387	655
E.I. du Pont de Nemours*	10,056	614
Eastman Chemical*	27,730	2,162
Ecolab*	41,828	4,205
Ferro*	35,300	444
Freeport-McMoRan Copper & Gold*	34,900	1,131
FutureFuel*	11,600	190
Haynes International*	1,600	82
Innospec*	10,300	441
KapStone Paper and Packaging*	8,570	240
Koppers Holdings*	6,300	249
Kraton Performance Polymers*	13,600	340
Louisiana-Pacific*	17,945	315
Materion*	7,400	197
Monsanto*	34,672	3,694
Neenah Paper*	1,300	56
Nucor*	7,292	353
OM Group*	2,700	87
Owens-Illinois*	11,150	357
Packaging Corp of America*	10,900	704
PPG Industries*	7,400	1,349
Praxair*	3,796	473
Quaker Chemical*	4,000	276
Reliance Steel & Aluminum*	3,700	259
Rock-Tenn, Cl A*	9,773	992
Rockwood Holdings*	5,300	363
Schweitzer-Mauduit International*	3,985	184
Sensient Technologies*	400	20
SunCoke Energy*	3,100	69
Taminco*	21,655	435
Tredegar*	3,500	87
US Silica Holdings*	39,585	1,172
Valspar*	4,000	281
Westlake Chemical*	6,000	729
Worthington Industries*	9,600	389

		27,565

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	13

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2014

Description	Shares	Market Value ($ Thousands)

Telecommunication Services — 0.8%
8x8*	33,900	$344
AT&T*	107,339	3,577
CenturyLink*	71,675	2,069
Crown Castle International‡*	13	1
IDT, Cl B*	13,700	233
Level 3 Communications*	8,404	270
Premiere Global Services*	20,200	220
Telephone & Data Systems*	17,900	484
Verizon Communications*	33,626	1,615
Vonage Holdings*	31,600	146
Windstream Holdings*	30,818	231

		9,190

Utilities — 1.3%
AES*	144,972	2,038
American Electric Power*	34,200	1,669
American States Water*	15,000	426
Aqua America*	11,250	269
Avista*	800	23
California Water Service Group*	22,900	533
CMS Energy*	28,400	789
Dominion Resources*	8,900	604
Duke Energy*	8,933	631
Edison International*	42,900	2,066
El Paso Electric*	1,600	58
Empire District Electric*	5,700	131
Entergy*	26,600	1,677
Great Plains Energy*	11,000	271
Hawaiian Electric Industries*	8,623	224
Laclede Group*	1,500	69
NextEra Energy*	6,600	607
Northeast Utilities*	6,640	291
NorthWestern*	600	27
Otter Tail*	11,400	317
Pattern Energy Group, Cl A*	14,755	412
PNM Resources*	2,500	62
PPL*	10,781	330
Public Service Enterprise Group*	40,400	1,347
UGI*	6,900	299
Westar Energy, Cl A*	8,000	265

		15,435

		720,014

Total Common Stock (Cost $974,648) ($ Thousands)		1,106,887

EXCHANGE TRADED FUNDS — 0.2%
SPDR S&P 500 Trust	752	134
WisdomTree India Earnings Fund	114,100	1,845

Total Exchange Traded Funds (Cost $1,944) ($ Thousands)		1,979

Description	Number of Warrants/ Shares/Face Amount ($ Thousands) (1)	Market Value ($ Thousands)

WARRANTS — 0.2%

United States — 0.2%
Asian Paints, Expires 2018*	2,880	$21
Bank of Baroda, Expires 2016*	14,200	124
Cairn India, Expires 2018*	44,300	229
Cummins India, Expires 2018*	33,490	230
Dabur India, Expires 2018*	78,895	212
Glenmark Pharmaceuticals, Expires 2018*	20,700	184
Godrej Consumer Products, Expires 2018*	11,525	136
ITC, Expires 2018*	46,570	241
Power Grid of India, Expires 2018*	91,900	140
Tata Global Beverages, Expires 2018*	95,710	210
Yes Bank, Expires 2018*	38,145	185

Total Warrants (Cost $2,101) ($ Thousands)		1,912

PREFERRED STOCK — 0.1%

Brazil — 0.1%
Banco do Estado do Rio Grande do Sul*	54,400	236
Cia Energetica de Minas Gerais*	24,584	141
Cia Energetica de Sao Paulo*	31,700	302
Cia Paranaense de Energia*	11,500	132
Metalurgica Gerdau, Cl A*	13,100	116

		927

South Korea — 0.0%
LG Chemical*	1,551	195

Total Preferred Stock (Cost $1,355) ($ Thousands)		1,122

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust Prime Obligation Fund, Cl A
0.010%†**		31,986,596	31,987

Total Cash Equivalent (Cost $31,987) ($ Thousands)			31,987

TIME DEPOSITS — 1.7%
Brown Brothers Harriman
1.898%	AUD	2	2
0.600%	NOK	—	—
0.233%	CAD	—	—
0.100%	SEK	—	—
0.076%	GBP	15	24
0.030%		20,246	20,246

14	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

Description		Face Amount ($ Thousands) (1)	Market Value ($ Thousands)
0.019%	ZAR	122	$11
0.019%	EUR	9	12
0.005%	JPY	—	—
0.001%	CHF	115	128

Total Time Deposits (Cost $20,423) ($ Thousands)			20,423

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.070%, 07/24/14 (B)(C)		2,341	2,340

Total U.S. Treasury Obligation (Cost $2,340) ($ Thousands)			2,340

Total Investments — 99.9% (Cost $1,034,798)($ Thousands)			$1,166,650

The open futures contracts held by the Fund at January 31, 2014, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
S&P 500 Index EMINI	385	Mar-2014	$(962)

For the period ended January 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The open forward foreign currency contracts held by the Fund at January 31, 2014, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
2/18/14	GBP	722	USD	1,132	$(54)
2/18/14	USD	1,161	GBP	722	25
7/7/14	JPY	304,395	USD	2,908	(80)
7/7/14	USD	365	JPY	37,237	1

					$(108)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at January 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
State Street	$(5,701)	$5,593	$(108)

For the period ended January 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,167,404 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of January 31, 2014.

‡	Real Estate Investment Trust.

†	Affiliated fund.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	All or a portion of this security has been pledged as collateral for open futures contracts.

(C)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

EUR — Euro

GBP — British Pound Sterling

GDR — Global Depositary Receipt

JPY — Japanese Yen

NOK — Norwegian Krone

S&P — Standard & Poor’s

SEK — Swedish Krona

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

USD — United States Dollar

ZAR — South African Rand

The following is a list of the inputs used as of January 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,106,887	$—	$—	$1,106,887
Exchange Traded Funds	1,979	—	—	1,979
Warrants	1,912	—	—	1,912
Preferred Stock	1,122	—	—	1,122
Cash Equivalent	31,987	—	—	31,987
Time Deposits	20,423	—	—	20,423
U.S. Treasury Obligation	—	2,340	—	2,340

Total Investments in Securities	$1,164,310	$2,340	$—	$1,166,650

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts — depreciation*	$(962)	$—	$—	$(962)
Forwards Contracts — appreciation*	—	26	—	26
Forwards Contracts — depreciation*	—	(134)	—	(134)

Total Other Financial Instruments	$(962)	$(108)	$—	$(1,070)

*	Futures contracts and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended January 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	15

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

January 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 28.8%

Agency Mortgage-Backed Obligations — 25.1%
FHLMC
4.500%, 07/01/41	$1,895	$2,035
4.000%, 12/01/40 to 03/01/41	5,370	5,629
3.500%, 02/01/26	2,360	2,495
0.400%, 04/30/15	1,565	1,566
FNMA
6.000%, 09/01/24 to 09/01/40	4,592	5,009
4.500%, 12/01/40 to 12/01/41	4,273	4,607
3.500%, 09/01/33	3,890	4,043
3.000%, 08/01/33	2,901	2,920
2.630%, 09/01/17	5,358	5,596
2.500%, 02/01/43 to 08/01/43	998	928
FNMA TBA
4.500%, 02/01/34	7,640	8,196
4.000%, 02/01/39	6,355	6,657
3.500%, 02/01/41 to 02/25/41	26,545	27,004
3.000%, 02/01/26 to 02/25/43	5,520	5,552
2.500%, 02/15/27	2,805	2,814
GNMA
6.500%, 10/15/16 to 02/15/39	881	990
6.000%, 08/15/24 to 05/20/38	203	221
5.500%, 01/15/33 to 05/15/38	583	648
5.000%, 08/15/33 to 09/15/39	3,044	3,365
4.000%, 01/15/42	1,588	1,686
GNMA, Ser 96, Cl AC
2.543%, 09/16/44	812	825
GNMA TBA
3.000%, 02/01/43	875	867

		93,653

Non-Agency Mortgage-Backed Obligations — 3.7%
Banc of America Commercial Mortgage, Ser 2006-2, Cl A4
5.747%, 07/10/17 (A)	455	500
5.737%, 05/10/45 (A)	240	261
Bayview Commercial Asset Trust, Ser 2005-4A, Cl A1
0.458%, 01/25/36 (A) (B)	511	435
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/36 (B)	180	170

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/41	$450	$489
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.706%, 06/11/40 (A)	148	166
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/50 (A)	230	258
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl A4
5.471%, 01/12/45 (A)	231	257
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl A4
5.219%, 07/15/44 (A)	400	424
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	280	308
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.008%, 12/10/49 (A)	465	518
Commercial Mortgage Pass-Through Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/39	154	168
Commercial Mortgage Pass-Through Certificates, Ser 2006-C7, Cl A4
5.752%, 06/10/46 (A)	460	502
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/31 (B)	430	420
Commercial Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/30	230	240
Commercial Mortgage Trust, Ser 2013-CR8, Cl A5
3.612%, 06/10/46 (A)	260	261
Commercial Mortgage Trust, Ser 2013-CR9, Cl A4
4.237%, 07/10/45 (A)	65	69
Commercial Mortgage Trust, Ser 2013-LC6, Cl A4
2.941%, 01/10/46	180	173
GS Mortgage Securities Trust, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (A)	305	328
GS Mortgage Securities Trust, Ser 2012-ALOH, Cl A
3.551%, 04/10/34 (B)	210	211
GS Mortgage Securities Trust, Ser 2012-SHOP, Cl A
2.933%, 06/05/31 (B)	330	333

16	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hilton USA Trust, Ser 2013-HLT, Cl AFX
2.662%, 11/05/30 (B)	$230	$231
JPMorgan Chase Commercial Mortgage Securities, Ser 2012- HSBC, Cl A
3.093%, 07/05/32 (B)	200	196
JPMorgan Chase Commercial Mortgage Securities, Ser 2012- LC9, Cl A5
2.840%, 12/15/47	180	171
JPMorgan Chase Commercial Mortgage Securities, Ser 2012- WLDN, Cl A
3.905%, 05/05/30 (B)	170	170
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/40	153	170
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.687%, 05/12/39 (A)	315	342
Morgan Stanley Capital I Trust, Ser 2005-T17, Cl A5
4.780%, 12/13/41	389	397
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl A4
5.332%, 12/15/43	488	533
Morgan Stanley Capital I Trust, Ser 2007-T25, Cl A3
5.514%, 11/12/49 (A)	965	1,070
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A4
5.651%, 06/11/42 (A)	82	92
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl A4
5.033%, 09/15/47 (A) (B)	400	450
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A2
3.224%, 07/15/49	254	265
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/49	155	164
OBP Depositor Trust LLC, Ser 2010-OBP, Cl A
4.646%, 07/15/45 (B)	155	170
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/45	335	335
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/63	400	402
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/46	180	175

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A7
5.118%, 07/15/42 (A)	$944	$993
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A4
5.418%, 01/15/45 (A)	201	214
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A4
4.869%, 02/15/44 (A) (B)	235	259
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/46	305	319

		13,609

Total Mortgage-Backed Securities (Cost $105,183) ($ Thousands)		107,262

CORPORATE OBLIGATIONS — 19.8%

Consumer Discretionary — 1.5%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	500	508
Arcelik
5.000%, 04/03/23 (B)	230	197
AutoZone
3.700%, 04/15/22	380	378
CBS
5.500%, 05/15/33	175	180
COX Communications
6.950%, 06/01/38 (B)	225	248
3.250%, 12/15/22 (B)	530	496
2.950%, 06/30/23 (B)	110	100
DIRECTV Holdings
3.800%, 03/15/22	425	415
Ford Motor Credit
4.375%, 08/06/23	250	254
General Motors Financial
4.750%, 08/15/17	150	159
Glencore Funding
1.700%, 05/27/16 (B)	195	195
NBCUniversal Enterprise
1.974%, 04/15/19 (B)	245	241
1.662%, 04/15/18 (B)	160	158
Nissan Motor Acceptance
0.946%, 09/26/16 (A) (B)	1,000	1,005
Time Warner
6.200%, 03/15/40	275	313
5.875%, 11/15/16	250	282
Time Warner Cable
5.875%, 11/15/40	200	176
5.850%, 05/01/17	145	159
4.000%, 09/01/21	300	283

		5,747

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	17

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 0.2%
Altria Group
9.700%, 11/10/18	$106	$141
Heineken
1.400%, 10/01/17 (B)	140	139
Mondelez International
6.500%, 02/09/40	260	321

		601

Energy — 1.2%
Anadarko Petroleum
6.375%, 09/15/17	425	488
Arch Coal
8.000%, 01/15/19 (B)	240	239
7.000%, 06/15/19	240	186
Cenovus Energy
5.200%, 09/15/43	575	585
CNPC General Capital
1.950%, 04/16/18 (B)	280	273
Encana
6.500%, 08/15/34	225	254
Energy Transfer Partners
5.950%, 10/01/43	425	438
3.600%, 02/01/23	310	293
3.255%, 11/01/66 (A) (B)	500	455
Newfield Exploration
5.625%, 07/01/24	545	545
Pemex Project Funding Master Trust
5.750%, 03/01/18	100	111
Petroleos Mexicanos
6.500%, 06/02/41	60	61
Sabine Pass LP
7.500%, 11/30/16 (B)	145	157
Statoil
1.800%, 11/23/16	250	256

		4,341

Financials — 11.0%
American Express
7.000%, 03/19/18	275	331
American International Group
6.400%, 12/15/20	135	161
American Tower‡
5.000%, 02/15/24	190	200
Bank of America
7.750%, 05/14/38	275	356
7.625%, 06/01/19	500	619
6.110%, 01/29/37	150	164
5.875%, 01/05/21	3,175	3,657
4.100%, 07/24/23	240	242
2.600%, 01/15/19	525	528
BBVA Bancomer
6.750%, 09/30/22 (B)	2,000	2,143

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns
7.250%, 02/01/18	$195	$233
Berkshire Hathaway Finance
3.000%, 05/15/22	1,000	988
BNP Paribas MTN
2.400%, 12/12/18	350	351
2.375%, 09/14/17	450	460
BPCE
5.700%, 10/22/23 (B)	305	315
5.150%, 07/21/24 (B)	220	216
2.500%, 12/10/18	320	320
Capital One Bank USA
3.375%, 02/15/23	250	238
Capital One Financial
1.000%, 11/06/15	375	375
Citigroup
8.500%, 05/22/19	530	682
6.675%, 09/13/43	90	103
6.125%, 08/25/36	200	214
5.375%, 08/09/20	800	907
4.500%, 01/14/22	793	841
3.875%, 10/25/23	80	79
2.250%, 08/07/15	375	383
1.750%, 05/01/18	250	246
1.700%, 07/25/16	225	228
Cooperatieve Centrale Raiffeisen- Boerenleenbank
2.250%, 01/14/19	485	485
Duke Realty‡
3.875%, 10/15/22	150	145
EDC Finance
4.875%, 04/17/20 (B)	250	237
Goldman Sachs Group
6.750%, 10/01/37	425	472
6.000%, 06/15/20	1,500	1,729
5.750%, 01/24/22	325	367
2.375%, 01/22/18	250	252
HCP‡
5.375%, 02/01/21	200	222
2.625%, 02/01/20	1,275	1,233
Health Care‡
6.500%, 03/15/41	320	374
4.950%, 01/15/21	145	156
4.500%, 01/15/24	500	508
4.125%, 04/01/19	85	90
Healthcare Realty Trust‡
5.750%, 01/15/21	1,000	1,095
HSBC Holdings PLC
6.500%, 09/15/37	225	268
5.100%, 04/05/21	200	224
ING US
5.650%, 05/15/53 (A)	100	96
International Lease Finance
7.125%, 09/01/18 (B)	750	868

18	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase
6.300%, 04/23/19	$180	$213
5.625%, 08/16/43	440	467
5.125%, 09/15/14	525	539
4.625%, 05/10/21	150	163
4.350%, 08/15/21	100	106
4.250%, 10/15/20	1,500	1,607
3.375%, 05/01/23	50	47
Liberty Property‡
4.125%, 06/15/22	60	60
3.375%, 06/15/23	95	89
Macquarie Bank MTN
6.625%, 04/07/21 (B)	750	846
Marsh & McLennan MTN
2.550%, 10/15/18	115	116
2.300%, 04/01/17	85	87
MetLife
4.368%, 09/15/23	285	296
Mid-America Apartments‡
4.300%, 10/15/23	180	179
Morgan Stanley
5.750%, 10/18/16	1,350	1,506
5.750%, 01/25/21	375	426
5.550%, 04/27/17	196	220
5.500%, 07/24/20	275	310
4.875%, 11/01/22	165	171
2.500%, 01/24/19	300	299
Nationwide Financial Services
5.375%, 03/25/21 (B)	175	191
Nationwide Mutual Insurance
9.375%, 08/15/39 (B)	225	328
Newcrest Finance Property
4.200%, 10/01/22 (B)	850	709
Penske Truck Leasing LP
4.875%, 07/11/22 (B)	260	273
2.875%, 07/17/18 (B)	250	254
Petrobras Global Finance
4.375%, 05/20/23	190	167
1.857%, 05/20/16 (A)	950	937
PNC Funding
5.625%, 02/01/17	300	335
ProLogis‡
3.350%, 02/01/21	725	716
Prudential Financial MTN
5.100%, 08/15/43	235	241
Realty Income‡
4.650%, 08/01/23	150	155
3.250%, 10/15/22	160	150
SABMiller Holdings
3.750%, 01/15/22 (B)	275	282
SL Green Realty‡
5.000%, 08/15/18	1,000	1,079
Standard Chartered PLC
5.200%, 01/26/24 (B)	275	278

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sydney Airport Finance
5.125%, 02/22/21 (B)	$500	$540
UDR‡
3.700%, 10/01/20	80	82
Ventas Realty‡
2.700%, 04/01/20	280	272
2.000%, 02/15/18	125	125
Wells Fargo
5.375%, 11/02/43	480	492
4.125%, 08/15/23	460	459
3.450%, 02/13/23	160	153
Xstrata Finance Canada
4.250%, 10/25/22 (B)	700	672

		41,038

Health Care — 0.6%
AbbVie
2.000%, 11/06/18	150	149
1.750%, 11/06/17	315	316
Catholic Health Initiatives
2.950%, 11/01/22	500	469
HCA
7.250%, 09/15/20	780	847
WellPoint
5.100%, 01/15/44	300	306
2.300%, 07/15/18	105	106
1.250%, 09/10/15	185	187

		2,380

Industrials — 2.2%
Canadian Pacific Railway
9.450%, 08/01/21	75	101
Continental Airlines Pass-Through Certificates, Cl A
6.545%, 02/02/19	575	629
General Electric Capital MTN
6.250%, 12/15/49 (A)	100	104
5.300%, 02/11/21	725	816
4.650%, 10/17/21	350	384
4.625%, 01/07/21	1,400	1,543
Hutchison Whampoa International
3.500%, 01/13/17 (B)	321	336
Kansas City Southern
3.000%, 05/15/23	130	122
Lukoil International Finance
3.416%, 04/24/18 (B)	360	357
Tenedora Nemak
5.500%, 02/28/23 (B)	1,500	1,448
TSMC Global
1.625%, 04/03/18 (B)	775	747
US Airways Pass-Through Trust, Cl A
5.900%, 10/01/24	960	1,057

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	19

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vale Overseas
6.875%, 11/21/36	$600	$612

		8,256

Information Technology — 0.2%
Hewlett-Packard
2.750%, 01/14/19	585	589

Materials — 0.4%
ArcelorMittal
7.250%, 03/01/41	750	720
Barrick
4.100%, 05/01/23 (B)	230	212
Dow Chemical
4.125%, 11/15/21	25	26
Southern Copper
5.250%, 11/08/42	650	523
Teck Resources
3.000%, 03/01/19	80	81

		1,562

Telecommunication Services — 1.4%
AT&T
6.500%, 09/01/37	985	1,128
4.300%, 12/15/42	16	14
SBA Tower Trust
3.598%, 04/15/18 (B)	605	592
Verizon Communications
6.550%, 09/15/43	830	996
6.400%, 02/15/38	175	203
5.150%, 09/15/23	325	353
3.650%, 09/14/18	285	303
VimpelCom Holdings
5.950%, 02/13/23 (B)	300	281
Vodafone Group PLC
4.150%, 06/10/14	15	15
2.950%, 02/19/23	500	470
Windstream
7.750%, 10/15/20	925	981

		5,336

Utilities — 1.1%
Edison International
3.750%, 09/15/17	370	395
Electricite de France	750	752
1.150%, 01/20/17 (B)
Hrvatska Elektroprivreda
6.000%, 11/09/17 (B)	2,500	2,547
Mirant Mid Atlantic Pass-Through Trust LLC, Cl C
10.060%, 12/30/28	273	281

		3,975

Total Corporate Obligations (Cost $72,351) ($ Thousands)		73,825

Description		Face Amount ($ Thousands) (1)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.7%
FHLB
2.750%, 03/13/15		5,000	$5,142
0.240%, 01/21/15		1,630	1,630
0.220%, 10/07/15 (A)		775	775
0.080%, 02/21/14 (C)		6,160	6,160
0.070%, 04/25/14 (C)		1,585	1,585
0.060%, 02/07/14 (C)		1,230	1,230
FHLMC
2.500%, 04/23/14		5,000	5,027
0.163%, 02/24/14 (C)		9,570	9,570
FNMA
3.000%, 09/16/14		1,430	1,456

Total U.S. Government Agency Obligations (Cost $32,441) ($ Thousands)			32,575

FOREIGN SOVEREIGN BONDS — 6.6%
Bundesobligation	EUR
1.250%, 10/14/16		435	604
0.500%, 04/07/17		615	837
Bundesrepublik Deutschland	EUR
3.750%, 01/04/19		255	397
3.500%, 07/04/19		1,360	2,109
2.000%, 01/04/22		720	1,026
2.000%, 08/15/23		295	413
1.750%, 07/04/22		475	661
1.500%, 02/15/23		1,140	1,540
1.500%, 05/15/23		970	1,304
Bundesschatzanweisungen	EUR
0.190%, 12/11/15 (C)		135	182
Gazprom Neft OAO Via GPN Capital
4.375%, 09/19/22 (B)		450	406
Japan Government Five Year Bond	JPY
0.200%, 09/20/18		28,200	277
Japan Government Ten Year Bond	JPY
1.900%, 06/20/16		121,500	1,242
1.500%, 09/20/18		42,100	438
1.400%, 06/20/19		71,700	747
1.300%, 03/20/21		72,000	751
1.200%, 12/20/20		90,000	933
1.000%, 09/20/21		61,500	628
0.800%, 06/20/23		11,700	117
0.800%, 09/20/23		31,000	309
0.600%, 03/20/23		80,900	796
0.600%, 09/20/23		27,300	268
Japanese Government CPI Linked Bond	JPY
0.100%, 09/10/23		393,032	4,115

20	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

Description		Face Amount ($ Thousands) (1)	Market Value ($ Thousands)

Mexico Government International Bond MTN
5.125%, 01/15/20		50	$55
Perusahaan Penerbit
6.125%, 03/15/19 (B)		1,500	1,594
United Kingdom Gilt	GBP
3.750%, 09/07/20		365	658
3.750%, 09/07/21		470	847
2.250%, 09/07/23		255	403
1.750%, 09/07/22		450	694
1.250%, 07/22/18		70	113

Total Foreign Sovereign Bonds (Cost $24,375) ($ Thousands)			24,464

ASSET-BACKED SECURITIES — 5.5%
Access Group, Ser 2006-1, Cl A2
0.348%, 08/25/23 (A)		433	427
ACE Securities Home Equity Loan Trust, Ser 2005-RM1, Cl M2
0.908%, 03/25/35 (A)		909	891
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16		500	503
ALM VII, Ser 2012-7A, Cl A1
1.657%, 10/19/24 (A) (B)		700	699
Blue Hill CLO, Ser 2013-1A, Cl A
1.767%, 01/15/26 (A) (B)		410	409
CAL Funding II, Ser 2012-1A, Cl A
3.470%, 10/25/27 (B)		700	696
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.478%, 10/25/35 (A)		717	713
Cent CLO, Ser 2013-19A, Cl A1A
1.567%, 10/29/25 (A) (B)		499	494
Countrywide Asset-Backed Certificates, Ser 2005-1, Cl MV2
1.058%, 10/25/47 (A)		1,459	1,260
0.598%, 07/25/35 (A)		556	555
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/19 (B)		162	163
1.540%, 07/16/18 (B)		166	166
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/27 (B)		347	352

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Education Loan Asset-Backed Trust I, Ser 2013-1, Cl A2
0.958%, 04/26/32 (A) (B)	$425	$411
Equifirst Mortgage Loan Trust, Ser 2004-2, Cl 2A3
1.118%, 10/25/34 (A)	1,036	1,005
First Frankin Mortgage Loan Trust, Ser 2005-FF5, Cl M1
0.833%, 03/25/35 (A)	981	976
Flatiron CLO, Ser 2013-1A, Cl A1
1.690%, 01/17/26 (A) (B)	385	383
Ford Credit Auto Lease Trust, Ser 2012-A, Cl B
1.610%, 10/15/16 (B)	615	619
Goal Capital Funding Trust, Ser 2006-1, Cl A3
0.358%, 11/25/26 (A)	779	771
Huntington Auto Trust, Ser 2012-1, Cl B
1.710%, 08/15/17	200	203
JPMorgan Mortgage Acquisition Trust, Ser 2005-WMC1, Cl M1
0.578%, 09/25/35 (A)	491	480
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M1
0.908%, 02/25/35 (A)	222	221
Morgan Stanley Capital I Trust, Ser 2005-NC2, Cl M2
0.788%, 03/25/35 (A)	345	341
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
1.888%, 11/25/24 (A)	390	405
Oak Hill Credit Partners, Ser 2013-91, Cl A1
1.637%, 10/20/25	466	464
Park Place Securities Asset- Backed Pass-Through Certificates, Ser 2004-WCW1, Cl M2
1.178%, 12/25/34 (A)	770	768
0.838%, 09/25/34 (A)	745	735
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/17	348	354
1.560%, 08/15/18	390	394
SLC Student Loan Trust, Ser 2006-1, Cl A4
0.323%, 12/15/21 (A)	381	379
SLM Student Loan Trust, Ser 2005-9, Cl A4
1.939%, 07/25/23 (A)	385	401
1.889%, 07/25/22 (A)	385	402
1.739%, 04/25/23 (A)	200	209
0.708%, 06/25/27 (A)	265	265
0.339%, 01/25/23 (A)	63	63
0.319%, 04/25/23 (A)	94	94

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	21

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Small Business Administration, Ser 2011-10A, Cl 1
4.084%, 03/10/21	$580	$615
Soundview Home Loan Trust, Ser 2005-OPT4, Cl 2A3
0.418%, 12/25/35 (A)	1,067	1,031
TAL Advantage LLC, Ser 2006-1A
0.347%, 04/20/21 (A) (B)	236	233
Triton Container Finance LLC, Ser 2012-1A, Cl A
4.210%, 05/14/27 (B)	458	461
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/34 (A)	486	491
Westlake Automobile Receivables Trust, Ser 2012-1A, Cl A2
1.030%, 03/15/16 (B)	97	97

Total Asset-Backed Securities (Cost $20,703) ($ Thousands)		20,599

MUNICIPAL BONDS — 1.3%
Baltimore, Waste Water Project, Ser C, RB Callable 01/01/24 @ 100
5.000%, 07/01/43	75	80
Baltimore, Waste Water Project, Ser D, RB Callable 01/01/24 @ 100
5.000%, 07/01/42	75	80
Brazos, Higher Education Authority, Ser 2004-I, Cl A2, RB
0.406%, 06/27/22 (A)	268	268
Brazos, Higher Education Authority, Ser 2005-1, Cl 1A3, RB
0.356%, 09/26/22 (A)	700	687
Brazos, Higher Education Authority, Ser I-A-2, RB
0.326%, 12/26/18 (A)	71	71
California State, GO
7.600%, 11/01/40	175	246
7.550%, 04/01/39	100	139
California State, GO Callable 10/01/21 @ 100
6.509%, 04/01/39	275	305
Illinois State, GO
5.100%, 06/01/33	500	482
4.950%, 06/01/23	900	919
4.350%, 06/01/18	500	526
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB Callable 05/01/23 @ 100
5.000%, 05/01/42	70	74

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Puerto Rico Commonwealth, Government Employees Retirement System, Ser Senior A, RB Callable 07/01/18 @ 100
6.200%, 07/01/39	$170	$80
Puerto Rico Commonwealth, Government Employees Retirement System, Ser Senior B, RB Callable 07/01/18 @ 100
6.550%, 07/01/58	90	41
Puerto Rico Commonwealth, Government Employees Retirement System, Ser Senior C, RB Callable 07/01/18 @ 100
6.300%, 07/01/43	375	175
South Carolina, Student Loan Corporation, Ser A-1, RB
0.339%, 12/03/18 (A)	181	181
University of California, Ser AI, RB Callable 05/15/23 @ 100
5.000%, 05/15/38	335	361
University of California, Ser AJ, RB
4.601%, 05/15/31	250	263

Total Municipal Bonds (Cost $4,910) ($ Thousands)		4,978

U.S. TREASURY OBLIGATIONS — 38.3%
U.S. Treasury Bonds
5.500%, 08/15/28	2,950	3,766
4.750%, 02/15/41	2,035	2,466
3.875%, 08/15/40 (D)	2,000	2,110
3.750%, 11/15/43	1,575	1,612
3.625%, 08/15/43	3,003	3,003
U.S. Treasury Inflation Protected Securities
2.125%, 02/15/41	1,437	1,710
2.000%, 07/15/14	7,332	7,483
1.250%, 04/15/14	914	919
0.625%, 01/15/24	3,821	3,849
0.625%, 02/15/43	912	754
0.500%, 04/15/15	7,674	7,849
0.125%, 04/15/17	4,305	4,455
0.125%, 04/15/18	15,799	16,307
U.S. Treasury Notes
4.000%, 02/15/15 to 02/15/15 (E)	19,170	19,712
2.750%, 11/15/23	11,570	11,653
2.000%, 04/30/16	4,655	4,818
1.750%, 07/31/15 (E)	9,825	10,048
1.250%, 02/15/14	9,270	9,273
1.250%, 11/30/18	12,135	12,015

22	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

Description		Face Amount ($ Thousands) (1)	Market Value ($ Thousands)

0.875%, 04/30/17 (E)		1,970	$1,972
0.750%, 12/31/17		1,390	1,370
0.375%, 01/31/16		5,600	5,604
0.250%, 06/30/14 (E)		10,225	10,232

Total U.S. Treasury Obligations (Cost $142,414) ($ Thousands)			142,980

TIME DEPOSITS — 6.0%
Brown Brothers Harriman
0.076%	GBP	—	—
0.030%		22,355	22,355
0.019%	EUR	—	—

Total Time Deposits (Cost $22,355) ($ Thousands)			22,355

Total Investments — 115.0% (Cost $424,732) ($ Thousands)			$429,038

The open futures contracts held by the Fund at January 31, 2014, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(2)	Mar-2014	$(1)
U.S. 2-Year Treasury Note	12	Mar-2014	—
U.S. 5-Year Treasury Note	(16)	Apr-2014	(21)
U.S. Long Treasury Bond	(2)	Mar-2014	(5)
U.S. Ultra Long Treasury Bond	33	Mar-2014	178

			$151

For the period ended January 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at January 31, 2014, is as follows:

Maturity Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
2/27/14	EUR	6,920	USD	9,471	$139
2/27/14	GBP	1,708	USD	2,818	12
2/27/14	USD	10	GBP	6	—
2/27/14	USD	147	JPY	14,996	—
2/27/14-3/19/14	JPY	1,095,994	USD	10,616	(134)

					$17

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at January 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(23,045)	$23,062	$17

For the period ended January 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of OTC swap agreements held by the Fund at January 31, 2014, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	CDX.EM.20 Index	SELL	5.00	12/20/18	(17,420)	$(478)
Goldman Sachs	CDX-EM.20 Index	SELL	5.00	12/20/18	(285)	(8)

						$(486)

A list of open centrally cleared swap agreements held by the Fund at January 31, 2014, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	CDX.NA.HY.21 Index	SELL	5.00	12/20/18	(1,515)	(18)
Goldman Sachs	CDX.NA.HY.21 Index	SELL	5.00	12/20/18	(335)	(2)
Goldman Sachs	CDX.NA.HY.21 Index	SELL	5.00	12/20/18	(3,115)	51
Goldman Sachs	CDX.NA.HY.21 Index	SELL	5.00	12/20/18	(2,460)	37
Goldman Sachs	CDX.NA.HY.21 Index	SELL	5.00	12/20/18	(2,485)	(16)
Goldman Sachs	CDX.NA.HY.21 Index	SELL	5.00	12/20/18	(7,955)	(120)
Goldman Sachs	CDX-NAIGS.21V1-5Y Index	BUY	1.00	12/20/18	1,745	3
Goldman Sachs	ITRAXX.XOVERS.20V1-5Y EUR Index	BUY	5.00	12/20/18	285	6
Goldman Sachs	ITRAXX.XOVERS.20V1-5Y EUR Index	BUY	5.00	12/20/18	40	—
Goldman Sachs	ITRAXX-EUROPES.20V1-5 Index	BUY	1.00	12/20/18	310	—

						$(59)

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	23

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Concluded)

January 31, 2014

For the period ended January 31, 2014, the total amount of all open swap contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $373,005 ($ Thousands).

‡	Real Estate Investment Trust.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2014. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	All or a portion of this security has been pledged as collateral for open futures contracts.

(E)	All or a portion of this security has been pledged as collateral for open swap contracts.

Cl — Class

CLO — Collateralized Loan Obligation

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

JPY — Japanese Yen

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

OTC — Over The Counter

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

The following is a list of the inputs used as of January 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$107,262	$—	$107,262
Corporate Obligations	—	73,825	—	73,825
U.S Government Agency Obligations	—	32,575	—	32,575
Foreign Sovereign Bonds	—	24,464	—	24,464
Asset-Backed Securities	—	20,599	—	20,599
Municipal Bonds	—	4,978	—	4,978
U.S. Treasury Obligations	—	142,980	—	142,980
Time Deposits	22,355	—	—	22,355

Total Investments in Securities	$22,355	$406,683	$—	$429,038

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts — appreciation*	$178	$—	$—	$178
Futures Contracts — depreciation*	(27)	—	—	(27)
Forwards Contracts — appreciation*	—	151	—	151
Forwards Contracts — depreciation*	—	(134)	—	(134)
Centrally Cleared Swaps
Credit Default Swaps — depreciation*	—	(486)	—	(486)
OTC Swaps
Credit Default Swaps — appreciation*	—	97	—	97
Credit Default Swaps — depreciation*	—	(156)	—	(156)

Total Other Financial Instruments	$151	$(528)	$—	$(377)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended January 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

Statements of Assets and Liabilities ($ Thousands) (Unaudited)

January 31, 2014

	Tactical Offensive Equity Fund	Tactical Offensive Fixed Income Fund
ASSETS:
Investments, at value†	$1,134,663	$429,038
Affiliated investments, at value††	31,987	—
Foreign currency †††	91	—
Cash	87	—
Receivable for investment securities sold	4,846	8,516
Receivable for fund shares sold	1,088	68
Dividends and interest receivable	720	2,192
Foreign tax reclaim receivable	339	—
Unrealized gain on forward foreign currency contracts	26	151
Swap contracts, at value††††	—	1,330
Cash pledged as collateral for futures contracts	—	193
Receivable for variation margin	—	171
Prepaid expenses	24	7
Total Assets	1,173,871	441,666
LIABILITIES:
Payable for investment securities purchased	5,056	67,893
Investment advisory fees payable	626	95
Shareholder servicing fees payable	255	78
Administration fees payable	204	63
Unrealized loss on forward foreign currency contracts	134	134
Payable for variation margin	86	168
Payable for fund shares redeemed	36	13
Unrealized loss on foreign spot currency contracts	6	—
Chief Compliance Officer fees payable	3	1
Payable to custodian	—	175
Accrued expense payable	61	41
Total Liabilities	6,467	68,661
Net Assets	$1,167,404	$373,005
†Cost of investments	$1,002,811	$424,732
††Cost of affiliated investments	31,987	—
†††Cost of foreign currency	147	—
††††Swap premiums	—	1,816
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$1,064,346	$377,636
Undistributed (Distributions in excess of) net investment income	(1,043)	79
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency	(26,682)	(8,639)
Net unrealized appreciation on investments	131,852	4,306
Net unrealized appreciation (depreciation) on futures contracts	(962)	151
Net unrealized depreciation on swap contracts	—	(545)
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(107)	17
Net Assets	$1,167,404	$373,005
Net Asset Value, Offering and Redemption Price Per Share	$13.56	$10.10
	($1,167,404,249 ÷ 86,060,956 shares )	($373,004,773 ÷ 36,933,355 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	25

Statements of Operations ($ Thousands) (Unaudited)

For the six months ended January 31, 2014

	Tactical Offensive Equity Fund	Tactical Offensive Fixed Income Fund
Investment income:
Dividends	$8,419	$—
Dividends from Affiliated Registered Investment Company(1)	2	—
Interest Income	4	3,997
Less: Foreign Taxes Withheld	(263)	—
Total Investment Income	8,162	3,997
Expenses:
Investment Advisory Fees	3,976	692
Shareholder Servicing Fees	1,420	494
Administration Fees	1,136	395
Trustee Fees	16	5
Chief Compliance Officer Fees	5	2
Custodian/Wire Agent Fees	86	16
Professional Fees	42	11
Printing Fees	35	11
Registration Fees	17	18
Other Expenses	11	49
Total Expenses	6,744	1,693
Less:
Waiver of Investment Advisory Fees	(478)	(106)
Fees Paid Indirectly(1)	(2)	—
Net Expenses	6,264	1,587
Net Investment Income	1,898	2,410
Net Realized Gain (Loss) on:
Investments	44,680	(4,349)
Futures Contracts	3,423	(88)
Swap Contracts	—	1,798
Foreign Currency Transactions	11	(1,083)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	7,731	4,634
Futures Contracts	(1,666)	42
Swap Contracts	—	(1,362)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(108)	(63)
Net Increase in Net Assets Resulting from Operations	$55,969	$1,939

(1)	See Note 5 in the Notes for Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended January 31, 2014 (Unaudited) and for the year ended July 31, 2013

	Tactical Offensive Equity Fund		Tactical Offensive Fixed Income Fund
	08/01/13 to 01/31/14	2013	08/01/13 to 01/31/14	2013
Operations:
Net Investment Income	$1,898	$7,890	$2,410	$7,987
Net Realized Gain (Loss) from Investments, Futures Contracts and Swap Contracts	48,103	32,546	(2,639)	5,852
Net Realized Gain (Loss) on Foreign Currency Transactions	11	(290)	(1,083)	995
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Swap Contracts	6,065	125,919	3,314	(21,233)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(108)	(388)	(63)	121
Net Increase (Decrease) in Net Assets Resulting from Operations	55,969	165,677	1,939	(6,278)
Dividends and Distributions From:
Net Investment Income	(7,636)	(8,345)	(3,917)	(12,252)
Net Realized Gains	(17,592)	—	—	(13,506)
Total Dividends and Distributions	(25,228)	(8,345)	(3,917)	(25,758)
Capital Share Transactions:(1)
Proceeds from Shares Issued	186,960	605,683	56,094	179,342
Reinvestment of Dividends & Distributions	25,148	8,320	3,909	25,685
Cost of Shares Redeemed	(102,038)	(541,360)	(340,568)	(104,095)
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	110,070	72,643	(280,565)	100,932
Net Increase (Decrease) in Net Assets	140,811	229,975	(282,543)	68,896
Net Assets:
Beginning of Period	1,026,593	796,618	655,548	586,652
End of Period	$1,167,404	$1,026,593	$373,005	$655,548
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$(1,043)	$4,695	$79	$1,586

(1)	See Note 6 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	27

Financial Highlights

For the six months ended January 31, 2014 (Unaudited) and the years ended July 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on securities(1)		Total from operations	Dividends from Net Investment Income	Distributions from realized gains	Total dividends and distributions	Net asset value, end of period	Total return†	Net assets, end of period ($ Thousands)	Ratio of net expenses to average net assets	Ratio of expenses to average net assets (excluding fees paid indirectly and including waivers)	Ratio of expenses to average net assets (excluding fees paid indirectly and waivers)	Ratio of net investment income to average net assets	Portfolio turnover†
Tactical Offensive Equity Fund
2014@	$13.15	$0.02	$0.69		$0.71	$(0.09)	$(0.21)	$(0.30)	$13.56	5.40%	$1,167,404	1.10%	1.10%	1.19%	0.33%	37%
2013	10.76	0.11	2.51		2.62	(0.23)	—	(0.23)	13.15	24.64	1,026,593	1.10	1.10	1.19	0.93	93
2012	9.80	0.14	0.89	^	1.03	(0.07)	—	(0.07)	10.76	10.60	796,618	1.10	1.10	1.22	1.29	194
2011*	10.00	0.06	(0.26)		(0.20)	—	—	—	9.80	(2.00)	757,415	1.10	1.10	1.21	1.41	77
Tactical Offensive Fixed Income Fund
2014@	$10.03	$0.06	$0.12	^	$0.18	$(0.11)	$—	$(0.11)	$10.10	1.81%	$373,005	0.80%	0.80%	0.85%	1.22%	206%
2013	10.56	0.14	(0.22)		(0.08)	(0.21)	(0.24)	(0.45)	10.03	(0.89)	655,548	0.80	0.80	0.84	1.30	292
2012	10.26	0.17	0.57		0.74	(0.24)	(0.20)	(0.44)	10.56	7.44	586,652	0.80	0.86	0.86	1.63	310
2011*	10.00	0.07	0.26		0.33	(0.07)	—	(0.07)	10.26	3.33	511,383	0.80	0.80	0.85	1.74	180

*	Commenced operations on February 25, 2011. All ratios for the period have been annualized.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses for that period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
@	For the six-month period ended January 31, 2014. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

Notes to Financial Statements (Unaudited)

January 31, 2014

1. ORGANIZATION

Adviser Managed Trust (the “Trust”) was established as a Delaware statutory trust under an Agreement and Declaration of Trust dated September 22, 2010. The Trust commenced operations on February 25, 2011.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with two registered funds: Tactical Offensive Equity and Tactical Offensive Fixed Income (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective and strategies.

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Funds. The Funds may not be purchased by any other investor. The Funds are designed to be a component of a broader strategy employed by a third party investment manager (“Financial Adviser”) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Tactical Offensive Equity Fund, the Tactical Offensive Fixed Income Fund and a money market fund affiliated with the Funds, depending on the Financial Adviser’s evaluation of current market conditions (“Adviser Managed Strategy”). The Financial Adviser is not the adviser to the Funds, and is not affiliated with SEI Investments Management Corporation (“SIMC”), the adviser to the Funds. The Adviser Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the Funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion of or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser’s redemption request will cause a Fund to liquidate a substantial portion of or substantially all of its assets in order to fulfill the redemption request. If the Financial Adviser redeems all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy.

When the Tactical Offensive Equity Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in exchange traded funds that are designed to track the performance of the broad equity market. When the Tactical Offensive Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal.

The Funds could be invested in these types of investments for extended periods of time. At such times, SIMC will actively manage the assets of the Funds and no Sub-Adviser will manage the assets of the Funds. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in a Fund when the Fund is not an active component of the Adviser Managed Strategy.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	29

Notes to Financial Statements (Unaudited) (Continued)

January 31, 2014

security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the adviser or sub-adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, the adviser or sub-adviser may request that a Fair Value Meeting be called.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, time deposits, commercial paper, swaps and forward contracts. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain corporate obligations and mortgage-backed securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six-month period ended January 31, 2014, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six-month period ended January 31, 2014, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s

30	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. There were no outstanding repurchase agreements as of January 31, 2014.

Reverse Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of January 31, 2014.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds’ investments in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of January 31, 2014, if applicable.

Futures Contracts — The Funds utilized futures contracts during the six-month period ended January 31, 2014. To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of January 31, 2014, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	31

Notes to Financial Statements (Unaudited) (Continued)

January 31, 2014

from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of January 31, 2014. The Funds had no open option/swaption contracts as of January 31, 2014.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. Swaps may also be used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments for details regarding open swap agreements as of January 31, 2014, if applicable.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when

32	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its investment objective and strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the Tactical Offensive Equity Fund and declared and paid quarterly for the Tactical Offensive Fixed Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	33

Notes to Financial Statements (Unaudited) (Continued)

January 31, 2014

3. CREDIT DERIVATIVES

When a Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of January 31, 2014, the Tactical Offensive Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $35.6 million of credit default swaps (“CDS”). The notional amounts of the swaps are not recorded in the financial statements, however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

TACTICAL OFFENSIVE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAPS ON AN INDEX
REFERENCE ASSET	CORPORATE US$	SOVEREIGN US$	ASSET-BACKED SECURITIES US$	CORPORATE US$	TOTAL
Fair value of written credit derivatives	—	—	$2,480,797	—	$2,480,797
Maximum potential amount of future payments	—	—	$35,570,000	—	$35,570,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund or other third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
TACTICAL OFFENSIVE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 years	Total
Current credit spread* on underlying (in basis points)
0-100	—	—	—	—	—	—
101-200	—	—	—	—	—	—
201-300	—	—	—	—	—	—
Greater than 300	—	—	$35,570,000	—	—	$35,570,000
Total	—	—	$35,570,000	—	—	$35,570,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

34	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of January 31, 2014 was as follows:

	Asset Derivatives			Liability Derivatives
	Period Ended January 31, 2014 ($ Thousands)			Period Ended January 31, 2014 ($ Thousands)
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Tactical Offensive Equity Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$26		Unrealized loss on forward foreign currency contracts	$134
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$—	*	Net Assets — Unrealized depreciation on futures contracts	$962	*

Total Derivatives not accounted for as hedging instruments		$26			$1,096

Tactical Offensive Fixed Income Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$151		Unrealized loss on forward foreign currency contracts	$134
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	178	*	Net Assets — Unrealized depreciation on futures contracts	27	*
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	97	†	Net Assets — Unrealized depreciation on swap contracts	642	†

Total Derivatives not accounted for as hedging instruments		$426			$803

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the six-month period ended January 31, 2014.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Foreign Currency Contracts	Swaps	Total
Tactical Offensive Equity Fund
Foreign exchange contracts	$—	$—	$—	$—
Equity contracts	3,423	—	—	3,423
Total	$3,423	$—	$—	$3,423
Tactical Offensive Fixed Income Fund
Foreign exchange contracts	$—	$(313)	$—	$(313)
Interest rate contracts	(89)	—	—	(89)
Credit contracts	—	—	1,798	1,798
Total	$(89)	$(313)	$1,798	$1,396

Change in Unrealized Depreciation on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Foreign Currency Contracts	Swaps	Total
Tactical Offensive Equity Fund
Foreign exchange contracts	$—	$(108)	$—	$(108)
Equity contracts	(1,666)	—	—	(1,666)
Total	$(1,666)	$(108)	$—	$(1,774)
Tactical Offensive Fixed Income Fund
Foreign exchange contracts	$—	$(61)	$—	$(61)
Interest rate contracts	42	—	—	42
Credit contracts	—	—	(1,362)	(1,362)
Total	$42	$(61)	$(1,362)	$(1,381)

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	35

Notes to Financial Statements (Unaudited) (Continued)

January 31, 2014

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or

insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following table presents by derivative type the Funds’ derivatives net of the related collateral posted for the benefit of the Funds at January 31, 2014 ($ Thousasnds):

Fund	Derivative Type	Value of Asset	Value of Liability	Net Amount Due (to)/ from Counterparty	Collateral Pledged (Received) by Fund	Net Exposure After Collateral
Tactical Offensive Equity Fund
	Futures contracts	$—	$(86)	$(86)	$2,340	$2,254
	Forwards contracts	26	(134)	(108)	—	(108)

		$26	$(220)	$(194)	$2,340	$2,146

Tactical Offensive Fixed Income Fund
	Futures contracts	$13	$(12)	$1	$2,303	$2,304
	Centrally cleared swaps	158	(156)	2	41,962	41,964
	Forwards contracts	151	(134)	17	—	17
	OTC swaps	1,330	—	1,330	—	1,330

		$1,652	$(302)	$1,350	$44,265	$45,615

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration & Distribution Agreements SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Administration and Transfer Agency Agreement under which the Administrator provides administrative and transfer agency services for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a plan under which firms, including the Distributor, that provide shareholder services may receive compensation therefrom. Such plan provides fees payable to the Distributor, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund. Under the Shareholder Servicing Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

36	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

Effective November 30, 2013, the Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for each Fund until November 30, 2014, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the levels specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the expense limitations for each Fund:

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Contractual Expense Limitation	Voluntary Expense Limitation
Tactical Offensive Equity Fund	0.70%	0.20%	0.25%	1.25%	1.10%
Tactical Offensive Fixed Income Fund	0.35	0.20	0.25	0.89	0.80

As of January 31, 2014, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Tactical Offensive Equity Fund
AJO, L.P.
AQR Capital Management LLC
Brown Advisory LLC
Causeway Capital Management LLC
Delaware Investments Fund Advisers
Lazard Asset Management LLC
Neuberger Berman Management LLC
Parametric Portfolio Associates LLC
Thornburg Investment Management, Inc.
Tactical Offensive Fixed Income Fund
Metropolitan West Asset Management LLC
Wellington Management Company LLP

Other —The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on Fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that Fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the six-month period ended January 31, 2014.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers or directors of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved and are reviewed annually by the Board.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statement of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the six-month period ended January 31, 2014, can be found on the Financial Highlights, if applicable.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund.

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	37

Notes to Financial Statements (Unaudited) (Continued)

January 31, 2014

The following is a summary of the transactions with affiliates for the six-month period ended January 31, 2014 ($ Thousands):

SEI Daily Income Trust Prime Obligation Fund

	Value 7/31/2013	Purchases at Cost	Realized Gain (Loss)	Value 1/31/2014	Dividend Income
Tactical Offensive Equity Fund	$25,528	$169,327	$—	$31,987	$2

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The

Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of and during the period ended January 31, 2014, the Trust had not participated in the Program.

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows ($Thousands):

	Tactical Offensive Equity Fund		Tactical Offensive Fixed Income Fund
	08/01/13 to 01/31/14	2013	08/01/13 to 01/31/14	2013
Shares issued	13,659	51,071	5,586	17,381
Shares issued in lieu of dividends and distributions	1,816	734	390	2,471
Shares redeemed	(7,498)	(47,763)	(34,410)	(10,033)
Increase (decrease) in net assets derived from capital share transactions	7,977	4,042	(28,434)	9,819

7. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments, during the six-months ended January 31, 2014, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund
Purchases	$—	$472,738	$472,738
Sales	—	392,841	392,841
Tactical Offensive Fixed Income Fund
Purchases	779,372	45,587	824,959
Sales	930,802	156,115	1,086,917

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund	2013	$8,345	$—	$8,345
	2012	4,888	—	4,888
Tactical Offensive Fixed Income Fund	2013	22,842	2,916	25,758
	2012	22,467	652	23,119

As of July 31, 2013, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Tactical Offensive Equity Fund	$17,369	$15,491	$(81,791)	$—	$121,952	$(704)	$72,317
Tactical Offensive Fixed Income Fund	2,236	300	—	(3,159)	(372)	(1,658)	(2,653)

38	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

Post-October losses represent losses realized on investment transactions from November 1, 2012 through July 31, 2013, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Short-Term	Long-Term	Total Capital Loss Carryforwards ($ Thousands)
Tactical Offensive Equity Fund	$(80,549)	$(1,242)	$(81,791)

The Tactical Offensive Equity Fund’s capital losses are subject to annual limitations.

For Federal income tax purposes, the cost of securities owned at January 31, 2014, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bonds, straddles and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at January 31, 2014, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Tactical Offensive Equity Fund	$1,034,798	$163,052	$(31,200)	$131,852
Tactical Offensive Fixed Income Fund	424,732	7,255	(2,949)	4,306

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of January 31, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The Tactical Offensive Equity and Tactical Offensive Fixed Income Funds may invest its assets in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The market value of the Tactical Offensive Fixed Income Fund’s investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

Please refer to each Fund’s prospectus for a comprehensive discussion of the risks associated with each Fund’s investment objective and strategies.

10. RECENT ACCOUNTING PRONOUNCEMENT

In June 2013, the Financial Accounting Standards Board (“FASB”) issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services — Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Funds’ financial statements.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of January 31, 2014.

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	39

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Annualized Expense Ratios	Expenses Paid During Period*
Tactical Offensive Equity Fund
Actual Fund Return	$1,000.00	$1,054.00	1.10%	$5.69
Hypothetical 5% Return	$1,000.00	$1,019.66	1.10%	$5.60

	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Annualized Expense Ratios	Expenses Paid During Period*
Tactical Offensive Fixed Income Fund
Actual Fund Return	$1,000.00	$1,018.10	0.80%	$4.07
Hypothetical 5% Return	$1,000.00	$1,021.17	0.80%	$4.08

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

40	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

Adviser Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of certain of the Funds’ assets. With the exception of any Fund for which SIMC directly manages the Fund’s assets, pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year that are dedicated to considering whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers; (vi) the Funds’ overall fees and operating expenses; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance.

At the September 10-11, 2013 and December 10-11, 2013 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided or proposed to be provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated or proposed to be dedicated to the Funds;

•	the Funds’ investment performance;

Adviser Managed Trust / Semi-Annual Report / January 31, 2014	41

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

•	the Funds’ expenses under each Investment Advisory Agreement;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided or proposed to be provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated or proposed to be dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s and each Sub-Adviser’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided or proposed to be provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated or proposed to be dedicated to the Funds supported approval of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew existing Investment Advisory Agreements. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported approval of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio. The Trustees also considered the effects of SIMC’s contractual and voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported approval of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported approval of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

42	Adviser Managed Trust / Semi-Annual Report / January 31, 2014

ADVISOR MANAGED TRUST SMEI-ANNUAL REPORT JANUARY 31, 2014

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1.800.DIAL.SEI

(1.800.342.5734)

AMT (1/14)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 10, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: April 10, 2014